UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 92.8%
Commercial Services – 1.8%
23,620	CDK Global, Inc.	$ 1,155,254
6,100	FleetCor Technologies, Inc.*	1,231,041

		2,386,295

Consumer Non-Durables – 7.9%
23,545	Colgate-Palmolive Co.	1,522,891
9,050	Constellation Brands, Inc. Class A	1,571,623
12,940	Kimberly-Clark Corp.	1,441,257
12,870	PepsiCo, Inc.	1,450,063
31,770	The Coca-Cola Co.	1,529,090
10,720	The Estee Lauder Cos., Inc. Class A	1,462,423
17,155	V. F. Corp.	1,443,936

		10,421,283

Consumer Services – 6.1%
7,445	McDonald’s Corp.	1,331,017
32,097	Rollins, Inc.	1,195,292
25,480	Service Corp. International	1,093,602
22,175	Starbucks Corp.	1,511,004
12,750	The Walt Disney Co.	1,421,880
16,320	Yum! Brands, Inc.	1,533,754

		8,086,549

Electronic Technology – 12.3%
18,045	Amphenol Corp. Class A	1,586,517
43,125	Apple, Inc.	7,177,725
25,830	FLIR Systems, Inc.	1,262,570
5,255	Lockheed Martin Corp.	1,522,321
5,515	Northrop Grumman Corp.	1,519,658
15,175	Texas Instruments, Inc.	1,527,819
4,295	The Boeing Co.	1,656,238

		16,252,848

Finance – 8.9%
11,150	Cboe Global Markets, Inc.	1,039,960
13,655	Crown Castle International Corp.	1,598,454
19,210	Intercontinental Exchange, Inc.	1,474,560
7,425	Mastercard, Inc. Class A	1,567,640
7,190	Public Storage	1,528,019
14,465	T. Rowe Price Group, Inc.	1,351,899
26,940	The Charles Schwab Corp.	1,259,984
13,810	Visa, Inc. Class A	1,864,488

		11,685,004

Health Services – 2.5%
8,080	Laboratory Corp. of America Holdings*	1,125,948
8,070	UnitedHealth Group, Inc.	2,180,514

		3,306,462

Health Technology – 7.6%
6,965	Amgen, Inc.	1,303,221
6,445	Becton Dickinson & Co.	1,607,770
7,220	Bio-Techne Corp.	1,259,601
4,850	ICU Medical, Inc.*	1,206,680
11,465	Johnson & Johnson	1,525,762
8,980	Stryker Corp.	1,594,579
6,215	Thermo Fisher Scientific, Inc.	1,526,839

		10,024,452

Industrial Services – 1.2%
15,860	Waste Management, Inc.	1,517,326

Process Industries – 4.3%
9,580	Ecolab, Inc.	1,515,268
8,570	Linde PLC	1,396,996
21,135	RPM International, Inc.	1,208,077

Shares	Description	Value

Common Stocks – (continued)
Process Industries – (continued)
3,750	The Sherwin-Williams Co.	$ 1,580,700

		5,701,041

Producer Manufacturing – 7.9%
16,075	AMETEK, Inc.	1,171,867
17,815	Armstrong World Industries, Inc.	1,212,133
9,660	Honeywell International, Inc.	1,387,466
11,080	Illinois Tool Works, Inc.	1,521,395
5,380	Lennox International, Inc.	1,233,526
2,190	Mettler-Toledo International, Inc.*	1,397,570
6,755	Rockwell Automation, Inc.	1,145,108
4,805	Roper Technologies, Inc.	1,361,064

		10,430,129

Retail Trade – 6.6%
3,220	Amazon.com, Inc.*	5,534,311
13,240	Dollar General Corp.	1,528,293
9,155	The Home Depot, Inc.	1,680,217

		8,742,821

Technology Services – 24.5%
6,115	Adobe, Inc.*	1,515,419
4,735	Alphabet, Inc. Class A*	5,331,089
7,395	ANSYS, Inc.*	1,215,368
10,800	Automatic Data Processing, Inc.	1,510,272
11,240	Broadridge Financial Solutions, Inc.	1,133,329
22,320	Cognizant Technology Solutions Corp. Class A	1,555,258
18,550	Facebook, Inc. Class A*	3,092,100
13,765	Fidelity National Information Services, Inc.	1,438,855
17,920	Fiserv, Inc.*	1,486,106
12,915	Guidewire Software, Inc.*	1,119,472
9,695	HCA Healthcare, Inc.	1,351,774
9,390	Jack Henry & Associates, Inc.	1,254,035
58,015	Microsoft Corp.	6,058,506
21,410	Paychex, Inc.	1,515,828
9,895	Salesforce.com, Inc.*	1,503,743
7,545	VeriSign, Inc.*	1,277,142

		32,358,296

Transportation – 1.2%
14,615	United Parcel Service, Inc. Class B	1,540,421

TOTAL COMMON STOCKS (Cost $91,128,426)		$122,452,927

Exchange Traded Fund – 4.2%
38,970	iShares Russell 1000 Growth ETF	$ 5,553,615
(Cost $5,120,554)

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(a) – 2.9%
Repurchase Agreement – 2.9%
Fixed Income Clearing Corp.
$ 3,778,000	0.500%	02/01/19	$ 3,778,000
Maturity Value: $3,778,052 (Cost $3,778,000)

TOTAL INVESTMENTS – 99.9% (Cost $100,026,980)			$131,784,542

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			104,756

NET ASSETS – 100.0%			$131,889,298

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 31, 2019. This agreement was fully collateralized by $3,615,000 U.S. Treasury Bond, 3.375%, due 05/15/44 with a market value of $3,855,951.

COMMERCE VALUE FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 94.1%
Communications – 4.6%
210,500	AT&T, Inc.	$ 6,327,630
75,000	Verizon Communications, Inc.	4,129,500

		10,457,130

Consumer Non-Durables – 5.7%
38,500	Kimberly-Clark Corp.	4,288,130
36,500	PepsiCo, Inc.	4,112,455
46,500	Procter & Gamble Co.	4,485,855

		12,886,440

Consumer Services – 1.8%
23,500	McDonald’s Corp.	4,201,330

Distribution Services – 1.8%
41,500	Genuine Parts Co.	4,142,530

Electronic Technology – 7.7%
91,000	Cisco Systems, Inc.	4,303,390
90,500	Intel Corp.	4,264,360
15,000	Lockheed Martin Corp.	4,345,350
44,500	Texas Instruments, Inc.	4,480,260

		17,393,360

Energy Minerals – 7.2%
74,000	Chevron Corp.	8,484,100
108,500	Exxon Mobil Corp.	7,950,880

		16,434,980

Finance – 26.2%
97,000	Aflac, Inc.	4,626,900
56,500	Arthur J. Gallagher & Co.	4,221,115
89,500	BB&T Corp.	4,367,600
10,500	BlackRock, Inc.	4,358,340
34,500	CME Group, Inc.	6,288,660
60,500	JPMorgan Chase & Co.	6,261,750
264,500	People’s United Financial, Inc.	4,332,510
94,000	Principal Financial Group, Inc.	4,706,580
45,000	T. Rowe Price Group, Inc.	4,205,700
82,000	U.S. Bancorp.	4,195,120
145,500	Wells Fargo & Co.	7,116,405
63,500	WP Carey, Inc.	4,755,515

		59,436,195

Health Technology – 14.1%
33,000	Amgen, Inc.	6,174,630
37,000	Eli Lilly & Co.	4,434,820
62,000	Gilead Sciences, Inc.	4,340,620
44,000	Johnson & Johnson	5,855,520
55,000	Merck & Co., Inc.	4,093,650
167,500	Pfizer, Inc.	7,110,375

		32,009,615

Industrial Services – 2.0%
71,000	ONEOK, Inc.	4,558,910

Process Industries – 3.8%
26,500	Air Products & Chemicals, Inc.	4,356,335
75,000	Sonoco Products Co.	4,318,500

		8,674,835

Producer Manufacturing – 5.7%
21,500	3M Co.	4,306,450
33,000	Caterpillar, Inc.	4,394,280
65,500	Emerson Electric Co.	4,288,285

		12,989,015

Shares	Description	Value

Common Stocks – (continued)
Retail Trade – 6.0%
66,500	Kohl’s Corp.	$ 4,567,885
62,500	Target Corp.	4,562,500
24,500	The Home Depot, Inc.	4,496,485

		13,626,870

Technology Services – 1.9%
62,500	Paychex, Inc.	4,425,000

Transportation – 1.9%
40,500	United Parcel Service, Inc. Class B	4,268,700

Utilities – 3.7%
57,000	Dominion Energy, Inc.	4,003,680
24,000	NextEra Energy, Inc.	4,295,520

		8,299,200

TOTAL COMMON STOCKS (Cost $194,140,775)		$213,804,110

Exchange Traded Fund – 4.2%
80,000	iShares Russell 1000 Value Index Fund	$ 9,562,400
Cost $9,315,856)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(a) – 1.4%
Repurchase Agreement – 1.4%
Fixed Income Clearing Corp.
$ 3,096,000	0.500%	02/01/19	$ 3,096,000
Maturity Value: $3,096,043
(Cost $ 3,096,000)

TOTAL INVESTMENTS – 99.7% (Cost $206,552,631)			$226,462,510

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			767,800

NET ASSETS – 100.0%			$227,230,310

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on January 31, 2019. This agreement was fully collateralized by $ 2,965,000 U.S. Treasury Bond, 3.375%, due 05/15/44 with a market value of $3,162,626.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 94.9%
Commercial Services – 7.3%
16,525	Bright Horizons Family Solutions, Inc.*	$ 1,913,430
8,825	FactSet Research Systems, Inc.	1,929,410
9,975	FleetCor Technologies, Inc.*	2,013,055
35,950	KAR Auction Services, Inc.	1,869,759
16,160	Morningstar, Inc.	2,006,264
12,275	MSCI, Inc.	2,090,064

		11,821,982

Consumer Non-Durables – 4.6%
28,445	Church & Dwight Co., Inc.	1,837,831
13,690	McCormick & Co., Inc.	1,692,632
29,425	Nu Skin Enterprises, Inc. Class A	1,931,751
23,580	V. F. Corp.	1,984,729

		7,446,943

Consumer Services – 7.9%
39,240	CBS Corp. Class B	1,940,810
27,515	Dunkin’ Brands Group, Inc.	1,881,751
26,760	Hilton Worldwide Holdings, Inc.	1,993,085
49,547	Rollins, Inc.	1,845,130
41,665	Service Corp. International	1,788,262
108,565	The Wendy’s Co.	1,880,346
8,135	Vail Resorts, Inc.	1,531,495

		12,860,879

Distribution Services – 1.1%
12,350	Pool Corp.	1,851,389

Electronic Technology – 12.4%
23,220	Amphenol Corp. Class A	2,041,502
57,510	Bruker Corp.	2,016,301
42,355	Cadence Design Systems, Inc.*	2,034,311
42,230	FLIR Systems, Inc.	2,064,202
26,005	Fortive Corp.	1,950,115
24,545	HEICO Corp.	2,074,052
34,555	Maxim Integrated Products, Inc.	1,875,300
16,505	Motorola Solutions, Inc.	1,929,600
21,800	Synopsys, Inc.*	2,035,030
5,350	TransDigm Group, Inc.*	2,091,850

		20,112,263

Finance – 8.4%
24,795	Comerica, Inc.	1,952,358
48,640	Eaton Vance Corp.	1,873,613
20,575	Extra Space Storage, Inc.	2,028,901
55,635	Gaming and Leisure Properties, Inc.	2,086,312
20,075	Northern Trust Corp.	1,775,835
11,155	SBA Communications Corp.*	2,036,122
19,885	T. Rowe Price Group, Inc.	1,858,452

		13,611,593

Health Services – 3.6%
35,575	Cerner Corp.*	1,953,423
6,535	Chemed Corp.	1,947,038
14,005	Laboratory Corp. of America Holdings*	1,951,597

		5,852,058

Health Technology – 8.6%
11,810	Bio-Techne Corp.	2,060,373
20,220	BioMarin Pharmaceutical, Inc.*	1,984,997
16,160	Charles River Laboratories International, Inc.*	1,990,751
7,930	ICU Medical, Inc.*	1,972,984
6,890	The Cooper Cos., Inc.	1,920,656
15,600	Varian Medical Systems, Inc.*	2,059,668

Shares	Description	Value

Common Stocks – (continued)
Health Technology – (continued)
17,830	West Pharmaceutical Services, Inc.	$ 1,930,454

		13,919,883

Process Industries – 4.8%
40,930	Crown Holdings, Inc.*	2,087,430
13,700	International Flavors & Fragrances, Inc.	1,942,386
29,555	RPM International, Inc.	1,689,364
54,425	Sealed Air Corp.	2,149,787

		7,868,967

Producer Manufacturing – 10.8%
26,280	AMETEK, Inc.	1,915,812
29,130	Armstrong World Industries, Inc.	1,982,005
43,905	Graco, Inc.	1,902,404
14,085	IDEX Corp.	1,941,758
3,010	Mettler-Toledo International, Inc.*	1,920,862
16,310	Nordson Corp.	2,114,428
11,400	Rockwell Automation, Inc.	1,932,528
6,760	Roper Technologies, Inc.	1,914,838
31,795	The Toro Co.	1,891,802

		17,516,437

Retail Trade – 5.0%
32,390	Best Buy Co., Inc.	1,918,784
23,165	Carter’s, Inc.	1,920,378
18,195	Dollar General Corp.	2,100,249
23,170	Ross Stores, Inc.	2,134,420

		8,073,831

Technology Services – 18.1%
12,090	ANSYS, Inc.*	1,986,992
42,430	Black Knight, Inc.*	2,087,132
18,375	Broadridge Financial Solutions, Inc.	1,852,751
23,060	CDW Corp.	1,920,206
17,400	Citrix Systems, Inc.	1,784,196
5,175	CoStar Group, Inc.*	2,022,080
17,850	Fidelity National Information Services, Inc.	1,865,861
24,630	Fiserv, Inc.*	2,042,566
17,705	Global Payments, Inc.	1,987,917
13,615	Jack Henry & Associates, Inc.	1,818,283
27,335	Paychex, Inc.	1,935,318
40,935	SS&C Technologies Holdings, Inc.	2,107,743
22,055	Total System Services, Inc.	1,976,349
12,335	VeriSign, Inc.*	2,087,945
12,310	WEX, Inc.*	1,985,972

		29,461,311

Transportation – 2.3%
21,315	CH Robinson Worldwide, Inc.	1,849,502
18,555	Landstar System, Inc.	1,884,817

		3,734,319

TOTAL COMMON STOCKS (Cost $132,705,824)		$154,131,855

Exchange Traded Fund – 4.0%
51,280	iShares Russell Midcap Growth Index Fund	$ 6,492,048

TOTAL EXCHANGE TRADED FUND (Cost $6,038,318)		$ 6,492,048

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(a) – 1.1%
Repurchase Agreement – 1.1%
Fixed Income Clearing Corp.
$ 1,827,000	0.500%	02/01/19	$ 1,827,000
Maturity Value: $1,827,025
(Cost $1,827,000)

TOTAL INVESTMENTS – 100.0% (Cost $140,571,142)			$162,450,903

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			53,360

NET ASSETS – 100.0%			$162,504,263

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 31 2019. This agreement was fully collateralized by $1,750,000 U.S. Treasury Bond, 3.375%, due 02/01/19 with a market value of $1,866,643.

COMMERCE BOND FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 40.3%
Aerospace/Defense – 0.2%
United Technologies Corp.
$ 2,000,000	5.700%		04/15/40	$ 2,253,981
Auto Manufacturers – 1.3%
Ford Motor Co.(a)
2,000,000	4.346		12/08/26	1,785,811
Ford Motor Credit Co. LLC
1,000,000	2.979	(a)	08/03/22	927,946
2,500,000	4.134		08/04/25	2,240,127
General Motors Co.
4,000,000	5.000		04/01/35	3,503,210
General Motors Financial Co., Inc.(a)
2,000,000	3.950		04/13/24	1,915,947
Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	3,955,320

				14,328,361

Banks – 6.4%
Bank of America Corp.
3,000,000	4.000		01/22/25	3,023,578
3M USD LIBOR + 1.040%
3,749,000	3.419	(a)(c)	12/20/28	3,617,143
Citigroup, Inc.
3,000,000	5.500		09/13/25	3,249,933
3,500,000	4.450		09/29/27	3,551,171
Cooperatieve Rabobank UA
3,100,000	2.750		01/10/23	3,040,633
Credit Suisse AG
3,000,000	3.000		10/29/21	2,993,368
Deutsche Bank AG
2,000,000	3.125		01/13/21	1,950,643
HSBC Holdings PLC
3,130,000	6.100		01/14/42	3,779,482
HSBC USA, Inc.
1,052,000	9.300		06/01/21	1,182,747
JPMorgan Chase & Co.
1,600,000	2.250	(a)	01/23/20	1,589,900
3M USD LIBOR + 0.610%
1,500,000	3.514	(a)(c)	06/18/22	1,515,449
3M USD LIBOR + 1.000%
150,000	3.765	(c)	04/26/23	149,461
3M USD LIBOR + 1.330%
2,000,000	4.452	(a)(c)	12/05/29	2,095,251
3M USD LIBOR + 3.470%
1,793,000	6.221	(a)(c)	04/30/99	1,803,758
KeyBank NA
4,000,000	3.400		05/20/26	3,866,697
Lloyds Bank PLC
1,640,000	6.375		01/21/21	1,738,731
Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	3,041,006
Morgan Stanley
4,375,000	4.100		05/22/23	4,468,819
PNC Bank NA(a)
2,500,000	2.950		01/30/23	2,458,835
The PNC Financial Services Group, Inc.(a)
3,750,000	3.150		05/19/27	3,667,898
(3M USD LIBOR + 3.678%)
2,500,000	6.750	(c)	07/29/49	2,618,750
U.S. Bancorp(a)
2,050,000	3.600		09/11/24	2,083,675

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
UBS Group Funding Switzerland AG(a)(b)(c)
(3M USD LIBOR + 0.954%)
$ 2,750,000	2.859%	08/15/23	$ 2,675,646
Wells Fargo & Co.
2,500,000	4.100	06/03/26	2,523,962
1,500,000	4.650	11/04/44	1,508,205
2,000,000	4.750	12/07/46	2,050,476
Wells Fargo Bank NA(d)
2,000,000	6.180	02/15/36	2,262,724

			68,507,941

Beverages(a) – 0.7%
Anheuser-Busch InBev Worldwide, Inc.
6,000,000	4.439	10/06/48	5,314,183
PepsiCo, Inc.
2,190,000	4.450	04/14/46	2,365,124

			7,679,307

Biotechnology – 0.4%
Amgen, Inc.
1,295,000	6.400	02/01/39	1,534,730
Celgene Corp.(a)
3,250,000	3.900	02/20/28	3,221,446

			4,756,176

Chemicals(a) – 0.2%
Praxair, Inc.
2,740,000	3.200	01/30/26	2,689,386

Commercial Services – 1.0%
Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,272,915
Northwestern University
1,000,000	4.643	12/01/44	1,120,269
The Corp. of Gonzaga University
3,500,000	4.158	04/01/46	3,395,816

			10,789,000

Diversified Financial Services – 3.4%
Air Lease Corp.(a)
2,500,000	3.000	09/15/23	2,380,965
American Express Co.(a)
3,900,000	2.500	08/01/22	3,810,584
Blackstone Holdings Finance Co. LLC(b)
3,000,000	5.875	03/15/21	3,148,841
Brookfield Asset Management, Inc.(a)
2,000,000	4.000	01/15/25	1,965,556
CDP Financial, Inc.(b)
1,000,000	3.150	07/24/24	1,011,890
Citicorp Lease Pass-Through Trust 1999-1(b)
1,860,870	8.040	12/15/19	1,937,854
CME Group, Inc.
1,685,000	3.000	09/15/22	1,685,592
Franklin Resources, Inc.
5,000,000	2.850	03/30/25	4,809,254
Invesco Finance PLC
6,509,000	3.125	11/30/22	6,435,226

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Janus Capital Group, Inc.(a)
$ 3,000,000	4.875%	08/01/25	$ 3,030,141
Legg Mason, Inc.
3,895,000	5.625	01/15/44	3,715,238
The Charles Schwab Corp.
2,500,000	3.225	09/01/22	2,513,759

			36,444,900

Electric – 3.4%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,684,859
Consumers Energy Co.(a)
3,290,000	3.950	07/15/47	3,221,068
Duke Energy Progress LLC(a)
2,000,000	2.800	05/15/22	1,985,124
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,234,870
Entergy Louisiana LLC(a)
3,000,000	3.780	04/01/25	3,011,773
Gulf Power Co.(a)
1,250,000	4.550	10/01/44	1,291,040
Louisville Gas & Electric Co.(a)
1,850,000	4.650	11/15/43	1,901,617
National Grid USA
3,375,000	8.000	11/15/30	4,403,506
Ohio Power Co.
2,870,000	5.850	10/01/35	3,374,033
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	1,769,600
PacifiCorp
1,900,000	6.100	08/01/36	2,314,013
PPL Electric Utilities Corp.(a)
1,025,000	4.750	07/15/43	1,114,600
PSEG Power LLC
5,500,000	8.625	04/15/31	7,223,466
Southern California Edison Co.
1,000,000	5.550	01/15/37	1,044,564

			36,574,133

Healthcare-Services – 2.2%
Ascension Health
1,500,000	3.945	11/15/46	1,478,785
Baptist Health South Florida, Inc.
3,695,000	4.342	11/15/41	3,659,217
Community Health Network, Inc.
2,225,000	4.237	05/01/25	2,276,547
Mayo Clinic
2,600,000	3.774	11/15/43	2,504,190
Mission Health System, Inc.
5,710,000	3.033	10/01/22	5,586,065
SSM Health Care Corp.(a)
3,000,000	3.688	06/01/23	3,030,135
4,990,000	3.823	06/01/27	4,969,327

			23,504,266

Insurance – 4.3%
American International Group, Inc.(a)
2,000,000	3.750	07/10/25	1,969,322

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Arch Capital Group Ltd.
$ 2,004,000	7.350%		05/01/34	$ 2,627,796
Berkshire Hathaway Finance Corp.
5,000,000	3.000		05/15/22	5,050,800
4,220,000	4.200	(a)	08/15/48	4,330,456
Guardian Life Global Funding(b)
2,000,000	2.000%		04/26/21	1,950,258
Loews Corp.(a)
3,000,000	3.750		04/01/26	3,020,381
MassMutual Global Funding II(b)
6,150,000	2.950		01/11/25	6,000,902
MetLife, Inc.(a)
2,055,000	10.750		08/01/69	3,082,500
New York Life Global Funding(b)
2,000,000	2.000		04/13/21	1,957,753
PartnerRe Finance B LLC
525,000	5.500		06/01/20	539,002
Principal Life Global Funding II(b)
2,000,000	2.200		04/08/20	1,985,041
Prudential Financial, Inc.(a)(c)
(3M USD LIBOR + 4.175%)
2,000,000	5.875		09/15/42	2,080,000
Reinsurance Group of America, Inc.
2,100,000	5.000		06/01/21	2,177,012
2,000,000	3.950	(a)	09/15/26	1,970,997
The Prudential Insurance Co. of America(b)
2,515,000	8.300		07/01/25	3,125,342
Travelers Property Casualty Corp.
2,493,000	7.750		04/15/26	3,095,520
Voya Financial, Inc.
1,800,000	3.650		06/15/26	1,722,853

				46,685,935

Media – 1.2%
21st Century Fox America, Inc.
1,000,000	7.125		04/08/28	1,265,890
CBS Corp.
2,500,000	7.875		09/01/23	2,861,067
Comcast Corp.
1,250,000	6.400		05/15/38	1,531,561
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2,725,000	6.375		03/01/41	3,067,794
Warner Media LLC(a)
4,380,000	3.600		07/15/25	4,316,157

				13,042,469

Metals & Mining – 0.3%
The Timken Co.
2,750,000	6.875		05/08/28	3,151,588

Miscellaneous Manufacturing – 0.4%
General Electric Co.(a)(c)
(3M USD LIBOR + 3.330%)
1,894,000	5.000		12/29/49	1,657,250
Siemens Financieringsmaatschappij NV(b)
2,228,000	1.700		09/15/21	2,156,273

				3,813,523

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil-Field Services – 2.8%
Apache Corp.
$ 2,835,000	5.100	%(a)	09/01/40	$ 2,641,399
1,360,000	7.375		08/15/47	1,614,758
BP Capital Markets America, Inc.
3,250,000	2.750		05/10/23	3,202,889
Equinor ASA
1,795,000	6.800		01/15/28	2,192,369
Exxon Mobil Corp.(a)
3,000,000	2.726		03/01/23	2,993,697
Halliburton Co.(a)
5,000,000	5.000		11/15/45	5,191,983
HollyFrontier Corp.(a)
3,850,000	5.875		04/01/26	3,990,142
Marathon Oil Corp.(a)
2,000,000	2.700		06/01/20	1,977,623
Phillips 66(a)
3,000,000	4.650		11/15/34	3,105,404
Tosco Corp.
2,095,000	8.125		02/15/30	2,855,063

				29,765,327

Paper and Forest Products – 0.4%
International Paper Co.
2,925,000	8.700		06/15/38	3,940,167

Pharmaceuticals – 1.5%
Bayer US Finance LLC(b)
2,000,000	2.375		10/08/19	1,986,090
CVS Pass-Through Trust(b)
2,795,873	7.507		01/10/32	3,266,316
Johnson & Johnson
4,970,000	5.950		08/15/37	6,377,555
Pfizer, Inc.
2,900,000	7.200		03/15/39	4,135,238

				15,765,199

Pipelines – 2.2%
Buckeye Partners LP(a)
2,000,000	4.350		10/15/24	1,977,735
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	3,906,550
Energy Transfer Operating LP(a)
3,000,000	4.900		03/15/35	2,768,045
Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	4,393,071
ONEOK Partners LP
875,000	8.625		03/01/19	878,167
Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	792,092
1,450,000	7.625		04/01/37	1,777,877
TransCanada PipeLines Ltd.(a)
2,500,000	4.875		01/15/26	2,652,306
Transcanada Trust(a)(c)
(3M USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,287,200

				23,433,043

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate – 4.8%
Columbia Property Trust Operating Partnership LP(a)
$ 2,485,000	4.150%		04/01/25	$ 2,446,680
Mid-America Apartments LP(a)
1,860,000	4.300		10/15/23	1,903,050
1,700,000	3.600		06/01/27	1,647,362
National Retail Properties, Inc.(a)
1,000,000	3.900		06/15/24	1,004,850
Office Properties Income Trust(a)
4,000,000	4.250		05/15/24	3,786,806
Omega Healthcare Investors, Inc.(a)
4,500,000	4.750		01/15/28	4,462,544
Piedmont Operating Partnership LP(a)
1,290,000	3.400		06/01/23	1,249,778
2,800,000	4.450		03/15/24	2,829,937
Post Apartment Homes LP(a)
1,500,000	3.375		12/01/22	1,484,337
SBA Tower Trust(b)
5,000,000	2.877	(a)	07/15/21	4,916,733
3,520,000	3.448		03/15/48	3,498,463
Scentre Group Trust 1/Scentre Group Trust 2(a)(b)
4,000,000	3.750		03/23/27	3,894,236
Simon Property Group LP(a)
2,815,000	3.750		02/01/24	2,855,776
3,000,000	4.750		03/15/42	3,211,481
STORE Capital Corp.(a)
2,000,000	4.500		03/15/28	1,951,052
UDR, Inc.(a)
2,640,000	3.750		07/01/24	2,623,993
Ventas Realty LP(a)
2,910,000	3.500		02/01/25	2,843,587
VEREIT Operating Partnership LP(a)
2,400,000	3.950		08/15/27	2,279,099
Washington Real Estate Investment Trust(a)
1,580,000	3.950		10/15/22	1,604,446
Weingarten Realty Investors(a)
1,000,000	3.850		06/01/25	984,356

				51,478,566

Retail(a) – 0.1%
AutoNation, Inc.
1,300,000	3.800		11/15/27	1,161,438

Semiconductors(a) – 0.5%
Maxim Integrated Products, Inc.
5,016,000	3.375		03/15/23	4,991,534

Software – 0.1%
Adobe, Inc.
563,000	4.750		02/01/20	573,828

Telecommunications – 1.3%
AT&T, Inc.(a)
1,500,000	4.800		06/15/44	1,406,425
3,443,000	4.550		03/09/49	3,095,928
Bell Canada, Inc.(a)
2,600,000	4.464		04/01/48	2,572,180
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(b)
2,000,000	4.738		03/20/25	1,997,500

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Verizon Communications, Inc.
$ 4,748,000	4.329%		09/21/28	$ 4,912,122

				13,984,155

Transportation – 1.2%
Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,354,809
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,485,328
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,259,162
2,500,000	6.125	(a)(e)	09/15/15	2,905,714
Kansas City Southern(a)
1,000,000	4.950		08/15/45	1,014,545
3,000,000	4.700		05/01/48	2,962,575
The Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	507,273

				12,489,406

TOTAL CORPORATE OBLIGATIONS (Cost $438,555,682)				$ 431,803,629

Mortgage-Backed Obligations – 25.2%
Collateralized Mortgage Obligations – 20.1%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(c)(f)
$ 450,987	4.545%		04/25/35	$ 453,543
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(b)(c)(f)
1,159,804	3.000		04/25/45	1,130,321
Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(b)(c)(f)
2,561,263	3.500		12/25/45	2,563,077
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(b)(c)(f)
1,270,687	3.500		03/25/46	1,253,712
Agate Bay Mortgage Trust Series 2014-3, Class A2(b)(c)(f)
3,607,192	3.500		11/25/44	3,544,716
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
158,511	5.500		11/25/20	157,737
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
29,003	6.000		04/25/36	29,238
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(c)
(1M USD LIBOR + 0.700%)
736,624	3.206		09/25/34	732,506
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(f)
1,403,535	4.321		11/25/35	1,208,779
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(g)
276,967	5.750		01/25/34	276,110
Citicorp Mortgage Securities Trust, Inc. Series 2006-4, Class 3A1
8,419	5.500		08/25/21	8,427
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
659,393	6.750		08/25/34	693,265
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(c)(f)
333,816	4.844		12/25/35	305,227
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(f)
144,166	4.688		04/25/37	135,779
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(b)(c)(f)
1,775,721	3.500		06/25/58	1,773,011

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
CitiMortgage Alternative Loan Trust Series 2006-A3, Class 2A1
$ 12,963	5.500%	07/25/36	$ 12,968
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
52,981	5.250	09/25/19	52,852
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
33,993	6.500	08/25/32	34,650
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
70,428	6.000	07/25/37	68,364
Countrywide Home Loans Trust Series 2005-27, Class 2A1
687,769	5.500	12/25/35	556,220
Countrywide Home Loans Trust Series 2005-6, Class 2A1
164,422	5.500	04/25/35	155,932
Countrywide Home Loans Trust Series 2005-7, Class 1A1(c)
(1M USD LIBOR + 0.540%)
831,547	3.046	03/25/35	791,647
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
235,464	5.250	07/25/33	238,097
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
1,841,280	5.500	07/25/35	1,843,100
CSMC Trust Series 2014-WIN2, Class A3(b)(c)(f)
3,284,826	3.500	10/25/44	3,239,616
CSMC Trust Series 2017-HL2, Class A1(b)(c)(f)
4,487,354	3.500	10/25/47	4,424,881
CSMC Trust Series 2017-HL2, Class A3(b)(c)(f)
4,143,813	3.500	10/25/47	4,123,417
EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(f)
2,472,415	3.000	06/25/43	2,403,119
FHLMC REMIC Series 1579, Class PM
53,385	6.700	09/15/23	56,714
FHLMC REMIC Series 2103, Class TE
53,087	6.000	12/15/28	58,218
FHLMC REMIC Series 2110, Class PG
253,389	6.000	01/15/29	274,883
FHLMC REMIC Series 2391, Class Z
680,339	6.000	12/15/31	743,461
FHLMC REMIC Series 2603, Class C
218,974	5.500	04/15/23	223,857
FHLMC REMIC Series 2866, Class DH
117,962	4.000	09/15/34	118,231
FHLMC REMIC Series 4088, Class EP
3,726,677	2.750	09/15/41	3,661,269
FHLMC REMIC Series 4272, Class DG
1,274,087	3.000	04/15/43	1,262,725
FHLMC REMIC Series 4370, Class PA
1,217,523	3.500	09/15/41	1,230,840
FHLMC REMIC Series 4679, Class DY
264,429	3.500	07/15/42	269,624
FHLMC REMIC Series 4710, Class WA
660,602	3.500	03/15/44	672,167
FHLMC REMIC Series 4770, Class JH
2,032,532	4.500	10/15/45	2,123,838
FHLMC REMIC Series 4792, Class AC
991,527	3.500	05/15/48	1,004,311
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
1,176,497	5.500	05/25/35	1,036,128

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(f)
$ 9,325,218	3.500%	04/25/48	$ 9,180,472
FNMA REMIC Series 2001-45, Class WG
41,834	6.500	09/25/31	45,317
FNMA REMIC Series 2003-117, Class KB
2,695,112	6.000	12/25/33	2,992,085
FNMA REMIC Series 2003-14, Class AP
40,325	4.000	03/25/33	40,940
FNMA REMIC Series 2004-53, Class NC
297,006	5.500	07/25/24	304,577
FNMA REMIC Series 2015-2, Class PA
3,885,151	2.250	03/25/44	3,786,717
FNMA REMIC Series 2015-30, Class JA
2,759,880	2.000	05/25/45	2,625,304
FNMA REMIC Series 2016-16, Class PD
5,002,200	3.000	12/25/44	4,932,732
FNMA REMIC Series 2017-110, Class A
12,882,340	3.500	03/25/38	13,145,940
FNMA Series 2003-W6, Class 3A
111,765	6.500	09/25/42	124,374
GNMA REMIC Series 2015-167, Class KM
326,104	3.000	12/20/43	327,750
GNMA REMIC Series 2015-94, Class AT
1,120,098	2.250	07/16/45	1,080,350
GNMA REMIC Series 2016-129, Class W
1,265,000	2.500	07/20/46	1,244,044
GNMA REMIC Series 2018-160, Class GE(a)
4,965,606	4.500	01/20/47	5,138,282
GNMA REMIC Series 2018-37, Class KT
1,396,010	3.500	03/20/48	1,413,359
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c)
(1M USD LIBOR + 0.340%)
509,038	2.846	12/25/34	485,537
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(f)
123,315	3.604	06/25/34	121,084
Impac CMB Trust Series 2003-2F, Class A(g)
304,355	5.730	01/25/33	312,984
Impac CMB Trust Series 2004-4, Class 1A1(c)
(1M USD LIBOR + 0.640%)
757,102	3.146	09/25/34	748,409
Impac CMB Trust Series 2004-4, Class 2A2(g)
1,727,868	4.668	09/25/34	1,800,852
Impac Secured Assets Corp. Series 2004-2, Class A6(g)
18,704	4.162	08/25/34	18,695
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,156,315	6.000	03/25/36	950,994
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(f)
288,586	3.854	04/25/37	265,883
JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(f)
1,873,820	3.406	07/25/43	1,857,570
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(f)
1,912,977	3.000	06/25/29	1,896,734
JPMorgan Mortgage Trust Series 2015-6, Class A5(b)(c)(f)
2,411,121	3.500	10/25/45	2,408,296
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(f)
9,931,819	3.500	08/25/47	9,795,535
JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(f)
2,961,360	3.500	11/25/48	2,920,872

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Mortgage Trust Series 2017-4, Class A5(b)(c)(f)
$ 2,362,314	3.500%	11/25/48	$ 2,352,222
JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(f)
8,268,311	3.500	12/25/48	8,155,266
JPMorgan Mortgage Trust Series 2018-4, Class A5(b)(c)(f)
4,589,611	3.500	10/25/48	4,564,038
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(f)
446,543	4.220	07/25/33	443,111
Master Alternative Loans Trust Series 2004-4, Class 1A1
123,284	5.500	05/25/34	129,111
Master Alternative Loans Trust Series 2004-4, Class 8A1
778,322	6.500	05/25/34	818,871
Master Alternative Loans Trust Series 2004-9, Class A6(g)
38,304	5.643	08/25/34	39,180
Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(b)(c)(f)
3,673,924	3.500	05/25/48	3,634,118
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(c)(f)
189,895	3.849	03/25/33	186,539
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(f)
895,131	5.409	11/25/35	819,286
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
840,552	6.000	08/25/37	642,271
NRP Mortgage Trust Series 2013-1, Class A23(b)(c)(f)
1,954,136	3.250	07/25/43	1,933,354
PHH Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(c)
(1M USD LIBOR + 2.250%)
547,505	4.756	05/25/38	540,108
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(c)(f)
433,120	4.825	11/25/21	386,803
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(c)(f)
22,855	4.784	07/25/35	22,698
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(c)
(1M USD LIBOR + 0.500%)
213,701	3.006	07/25/35	180,244
Residential Asset Securitization Trust Series 2004-A6, Class A1
104,392	5.000	08/25/19	102,102
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
129,754	5.500	11/25/35	120,283
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
449,911	5.750	12/25/35	415,676
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
121,627	5.500	12/25/21	122,456
Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
4,443,088	3.000	07/25/56	4,323,467
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,224,582
Sequoia Mortgage Trust Series 2004-10, Class A1A(c)
(1M USD LIBOR + 0.620%)
361,383	3.090	11/20/34	357,199

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2012-2, Class A3(c)(f)
$ 1,041,096	3.500%	04/25/42	$ 1,034,995
Sequoia Mortgage Trust Series 2013-2, Class A1(c)(f)
2,479,606	1.874	02/25/43	2,235,192
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(f)
4,446,180	2.500	05/25/43	4,241,240
Sequoia Mortgage Trust Series 2015-2, Class A10(b)(c)(f)
3,870,727	3.500	05/25/45	3,876,773
Sequoia Mortgage Trust Series 2015-3, Class A4(b)(c)(f)
3,447,141	3.500	07/25/45	3,456,834
Sequoia Mortgage Trust Series 2015-3, Class A5(b)(c)(f)
2,462,244	3.000	07/25/45	2,417,711
Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(f)
2,039,459	3.000	11/25/30	2,025,569
Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(f)
2,808,959	3.500	11/25/46	2,770,555
Sequoia Mortgage Trust Series 2017-1, Class A4(b)(c)(f)
5,560,297	3.500	02/25/47	5,543,355
Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(f)
3,228,699	3.500	08/25/47	3,189,601
Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(f)
9,067,300	3.500	09/25/47	8,937,665
Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(f)
3,044,901	3.500	02/25/48	3,016,402
Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(f)
8,445,590	3.500	10/25/47	8,290,006
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(f)
788,638	4.224	10/25/34	787,744
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(f)
126,008	4.402	04/25/34	128,828
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)(f)
269,567	4.286	10/25/33	273,890
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)(f)
383,363	4.257	11/25/33	383,730
Structured Asset Securities Corp. Series 2003-34A, Class 6A(c)(f)
252,358	4.653	11/25/33	251,690
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
262,107	5.500	06/25/20	256,713
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(c)(f)
195,728	4.670	09/25/35	190,040
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
116,259	5.250	03/25/37	118,430
WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(f)
8,854,749	3.500	08/20/45	8,725,554
WinWater Mortgage Loan Trust Series 2015-5, Class A5(b)(c)(f)
2,393,333	3.500	08/20/45	2,382,303
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(f)
4,399,637	3.500	01/20/46	4,345,516

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $216,400,432)			$ 215,305,586

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – 2.7%
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
$ 4,732,910	2.674%		04/10/48	$ 4,714,621
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
353,533	2.904		10/10/46	353,104
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
1,021,312	3.147		02/10/47	1,019,645
Commercial Mortgage Trust Series 2012-CR4, Class A2
436,850	1.801		10/15/45	423,466
Commercial Mortgage Trust Series 2014-CR15, Class A2
2,567,323	2.928		02/10/47	2,564,008
Commercial Mortgage Trust Series 2014-LC15, Class A2
604,605	2.840		04/10/47	604,077
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
967,691	3.046		04/15/47	966,196
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
1,651,980	2.773		10/15/48	1,645,083
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
3,000,000	2.579		03/10/49	2,924,229
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
7,830,000	2.933		03/15/48	7,812,254
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739		04/15/48	4,979,573
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
1,302,889	3.036		05/15/47	1,301,235

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $30,260,241)				$ 29,307,491

Federal Agencies – 2.4%
FHLMC
685	8.500		03/01/21	688
138,222	7.000		05/01/26	148,589
24,694	7.500		12/01/30	29,002
29,050	7.500		01/01/31	33,075
61,119	7.000		08/01/31	68,874
797,032	5.000		05/01/33	856,801
(1Y US Treasury Yield Curve Rate + 2.229%)
122,761	4.126	(c)	05/01/34	129,197
(12M USD LIBOR + 1.865%)
117,406	3.944	(c)	01/01/36	124,238
1,204,795	4.000		06/01/42	1,246,547
1,791,053	3.000		06/01/45	1,747,822
(12M USD LIBOR + 1.600%)
2,810,447	2.764	(c)	07/01/45	2,793,430
FNMA
23,551	9.000		02/01/25	23,809
9,082	6.500		03/01/26	9,843
1,116,534	2.500		05/01/28	1,107,114
6,978	8.000		07/01/28	7,013
23,556	6.500		10/01/28	25,929
50,061	6.000		07/01/29	53,996
11,463	7.500		09/01/29	11,551
35,283	7.000		03/01/31	38,197
5,926	7.500		03/01/31	6,415
17,239	7.000		11/01/31	17,635

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
FNMA (continued)
$ 32,575	7.000%		01/01/32	$ 32,994
78,863	6.000		12/01/32	85,063
(6M USD LIBOR + 1.413%)
20,056	3.913	(c)	02/01/33	20,761
29,005	5.000		07/01/33	30,540
(12M USD LIBOR + 1.740%)
94,279	4.615	(c)	10/01/34	96,484
(12M USD LIBOR + 1.760%)
83,978	4.135	(c)	02/01/35	87,764
2,692,032	3.500		08/01/35	2,732,250
(12M USD LIBOR + 1.586%)
1,058,676	2.619	(c)	12/01/45	1,056,766
2,151,486	4.500		01/01/48	2,201,148
4,970,422	5.000		08/01/48	5,278,390
GNMA
38,185	8.000		02/15/22	39,506
20,721	7.500		08/20/25	22,352
99,447	7.500		07/20/26	110,940
65,397	6.500		04/15/31	71,080
133,957	6.500		05/15/31	145,597
4,864,474	2.500		06/20/31	4,725,843

				25,217,243

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $272,381,626)				$269,830,320

Asset-Backed Securities – 17.8%
Automotive(b) – 3.1%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
$ 5,200,000	2.630%		12/20/21	$ 5,149,722
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
4,150,000	3.700		09/20/24	4,213,577
Ford Credit Auto Owner Trust Series 2016-1, Class A
7,000,000	2.310		08/15/27	6,905,840
Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620		08/15/28	2,469,012
Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190		07/15/31	4,935,072
Hertz Vehicle Financing II LP Series 2019-1A, Class A(j)
4,500,000	3.710		03/25/23	4,515,469
NextGear Floorplan Master Owner Trust Series 2016-2A, Class A2
4,845,000	2.190		09/15/21	4,816,794

				33,005,486

Credit Card – 0.5%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250		07/17/23	5,629,376

Home Equity – 1.4%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c)
(1M USD LIBOR + 0.780%)
1,067,099	3.286		01/25/35	1,064,402
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(g)
793,567	4.382		05/25/34	800,309

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – (continued)
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(g)
$ 270,941	4.250%	09/25/33	$ 276,826
Irwin Home Equity Series 2005-A, Class A3(c)
(1M USD LIBOR + 0.760%)
519,360	3.266	02/25/34	513,682
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c)
(1M USD LIBOR + 0.675%)
3,951,534	3.181	12/25/34	3,844,519
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(f)
5,769,713	4.000	08/27/57	5,799,347
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(g)
1,114,815	5.140	11/25/35	1,150,265
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(g)
1,615,500	7.490	07/25/29	1,622,294
Terwin Mortgage Trust Series 2005-16HE, Class AF2(g)
13,806	4.761	09/25/36	13,786

			15,085,430

Manufactured Housing – 0.1%
Green Tree Financial Corp. Series 1998-3, Class A5
691,928	6.220	03/01/30	720,696
Green Tree Financial Corp. Series 1998-3, Class A6(c)(f)
86,424	6.760	03/01/30	89,883
Lehman Manufactured Housing Contract Series 2001-B, Class A3
6,589	4.350	04/15/40	6,599
Mid-State Trust Series 2011, Class A1
204,876	4.864	07/15/38	214,710

			1,031,888

Other – 9.1%
ARL Second LLC Series 2014-1A, Class A1(b)
1,562,573	2.920	06/15/44	1,550,553
CAL Funding III Ltd. Series 2018-1A, Class A(b)
4,995,833	3.960	02/25/43	5,016,987
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(g)
1,429,638	5.907	06/25/32	1,398,884
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(c)
(1M USD LIBOR + 0.460%)
4,269,292	2.966	12/25/33	4,229,796
CLI Funding LLC Series 2018-1A, Class A(b)
1,152,542	4.030	04/18/43	1,155,638
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c)
(1M USD LIBOR + 0.200%)
537,178	2.706	02/25/37	488,959
Cronos Containers Program Ltd. Series 2013-1A, Class A(b)
425,000	3.080	04/18/28	419,039
Cronos Containers Program Ltd. Series 2014-2A, Class A(b)
2,685,185	3.270	11/18/29	2,653,633
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,402,500	4.118	07/25/47	6,261,837
Equity One ABS, Inc. Series 2004-2, Class AF5(g)
427,592	5.699	07/25/34	429,400

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Global SC Finance IV Ltd. Series 2017-1A, Class A(b)
$ 2,162,136	3.850%	04/15/37	$ 2,151,101
Global SC Finance SRL Series 2013-1A, Class A(b)
1,249,500	2.980	04/17/28	1,230,703
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3(b)
1,250,000	2.600	06/15/21	1,242,791
Harvest SBA Loan Trust Series 2018-1, Class A(b)(c)
(1M USD LIBOR + 2.250%)
4,539,795	4.756	08/25/44	4,497,048
Invitation Homes Trust Series 2018-SFR2, Class A(b)(c)
(1M USD LIBOR + 0.900%)
4,503,078	3.409	06/17/37	4,466,724
Jimmy Johns Funding LLC Series 2017-1A, Class A2I(b)
4,925,000	3.610	07/30/47	4,918,105
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c)
(1M USD LIBOR + 0.620%)
227,322	3.126	08/25/33	227,856
Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
3,533,705	2.980	01/15/45	3,490,821
Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
5,000,000	4.060	01/15/45	4,993,766
NP SPE II LLC Series 2016-1A, Class A1(b)
3,034,125	4.164	04/20/46	3,080,411
Progress Residential Trust Series 2015-SFR3, Class A(b)
3,486,291	3.067	11/12/32	3,452,287
Sofi Consumer Loan Program Trust Series 2018 3, Class A2(b)
5,000,000	3.670	08/25/27	5,030,026
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	7,962,000
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c)
(1M USD LIBOR + 1.125%)
531,349	3.631	06/25/33	531,077
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(g)
519,055	5.750	06/25/35	524,340
TAL Advantage V LLC Series 2014-3A, Class A(b)
2,916,667	3.270	11/21/39	2,880,598
Towd Point Mortgage Trust Series 2015-1, Class 1A2(b)(c)(f)
5,000,000	3.250	11/25/60	4,925,250
Towd Point Mortgage Trust Series 2015-4, Class A1B(b)(c)(f)
3,388,972	2.750	04/25/55	3,346,529
Towd Point Mortgage Trust Series 2016-2, Class A1(b)(c)(f)
1,018,590	3.000	08/25/55	1,003,305
Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)(f)
2,945,500	2.250	04/25/56	2,880,729
Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)(f)
1,850,000	3.000	07/25/57	1,760,886
Trafigura Securitisation Finance PLC Series 2018-1A, Class A2(b)
4,335,000	3.730	03/15/22	4,353,987
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2(b)
1,486,250	4.072	02/16/43	1,496,449
Wells Fargo Home Equity Trust Series 2006-2, Class A4(c)
(1M USD LIBOR + 0.250%)
673,240	2.756	07/25/36	671,558

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Wendys Funding LLC Series 2018-1A, Class A2I(b)
$ 2,970,000	3.573%	03/15/48	$ 2,895,869

			97,618,942

Student Loan – 3.6%
DRB Prime Student Loan Trust Series 2016-B, Class A2(b)
2,042,629	2.890	06/25/40	2,031,827
DRB Prime Student Loan Trust Series 2017-A, Class A2B(b)
4,550,000	2.850	05/27/42	4,461,056
Massachusetts Educational Financing Authority Series 2018-A, Class A
4,809,325	3.850	05/25/33	4,885,697
Navient Private Education Loan Trust Series 2015-AA, Class A2A(b)
5,265,410	2.650	12/15/28	5,199,025
Navient Private Education Refi Loan Trust Series 2018-A, Class A2(b)
1,125,000	3.190	02/18/42	1,110,963
Northstar Education Finance, Inc. Series 2005-1, Class A5(c)
(3M USD LIBOR + 0.750%)
595,761	3.259	10/30/45	595,761
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(b)
2,712,310	2.740	10/25/32	2,690,876
Sofi Professional Loan Program LLC Series 2016-E, Class A2B(b)
4,900,000	2.490	01/25/36	4,837,183
Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(b)
6,000,000	3.590	01/25/48	6,055,298
South Carolina Student Loan Corp. Series 2015-A, Class A(c)
(1M USD LIBOR + 1.500%)
3,086,148	4.006	01/25/36	3,098,915
Towd Point Asset Trust Series 2018-SL1, Class A(b)(c)
(1M USD LIBOR + 0.600%)
3,179,676	3.106	01/25/46	3,144,281

			38,110,882

TOTAL ASSET-BACKED SECURITIES (Cost $189,811,193)			$ 190,482,004

U.S. Treasury Obligations – 9.3%
United States Treasury Bills(h)
$ 10,000,000	0.000%	03/26/19	$ 9,965,366
6,500,000	0.000	04/25/19	6,464,932
United States Treasury Bonds
5,000,000	3.125	11/15/41	5,141,016
9,000,000	2.750	11/15/42	8,644,570
4,000,000	2.500	02/15/45	3,636,719
United States Treasury Inflation Indexed Bond
5,217,450	0.375	01/15/27	5,058,685
7,808,710	0.750	02/15/42	7,290,875
United States Treasury Notes
4,200,000	1.250	03/31/19	4,192,131
10,000,000	1.625	03/31/19	9,987,168
10,000,000	1.375	08/31/20	9,826,953
3,000,000	1.750	10/31/20	2,961,797
6,000,000	1.750	09/30/22	5,856,562
1,000,000	2.125	12/31/22	988,281
5,000,000	1.375	08/31/23	4,769,141
5,000,000	2.250	01/31/24	4,952,930

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
$ 10,000,000	2.125%	03/31/24	$ 9,838,281

TOTAL U.S. TREASURY OBLIGATIONS (Cost $101,023,994)			$ 99,575,407

Municipal Bond Obligations – 5.8%
Alaska(a) – 0.1%
Anchorage AK Certificate Participation (Taxable) Series A
$ 1,290,000	2.765%	07/01/22	$ 1,286,040

California(a) – 1.4%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	5,005,120
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(h)
5,000,000	0.000	08/01/38	2,414,400
Foothill-De Anza CA Community College District GO Bonds (Taxable - Election of 2006) Series E
1,730,000	3.223	08/01/38	1,613,329
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	4,114,680
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,045,670

			15,193,199

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,525,655

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,011,040

Idaho(a) – 0.6%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,403,933
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,503,720

			5,907,653

Illinois – 0.2%
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,149,820
Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,065,895

			2,215,715

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky(a) – 0.3%
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B
$ 2,890,000	2.750%	12/01/33	$ 2,696,601

Maryland(a) – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,016,410

Michigan – 0.5%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B (Q-SBLF)
1,800,000	2.035	05/01/21	1,769,688
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,788,552
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment) (Q-SBLF)(a)
1,500,000	5.875	05/01/22	1,575,180

			5,133,420

Mississippi(a) – 0.1%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,454,540

Missouri – 0.7%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds(a)
2,500,000	5.792	11/01/41	3,132,175
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010(a)
2,800,000	4.820	05/01/23	3,019,100
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,364,758

			7,516,033

Nevada(a) – 0.2%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,613,829

New Jersey – 0.1%
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,267,238

New York(a) – 0.3%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,092,740
1,055,000	5.008	06/01/22	1,120,832

			3,213,572

Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	510,305

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Portland OR Community College District GO Bonds Series 2018
$ 1,250,000	3.970%	06/01/27	$ 1,304,850

			1,815,155

Pennsylvania(a) – 0.3%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,633,030

South Carolina(a) – 0.0%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
295,000	4.000	07/01/34	296,130

Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,994,700

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $57,965,549)			$ 62,789,960

U.S. Government Agency Obligations – 0.9%
FFCB
$ 2,860,000	5.190%	04/22/21	$ 3,022,491
FHLB
2,650,000	7.125	02/15/30	3,659,109
New Valley Generation III
357,138	5.131	01/15/21	368,971
New Valley Generation V
768,326	4.929	01/15/21	787,644
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,556,700

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,086,836)			$ 9,394,915

Foreign Debt Obligation – 0.0%
Sovereign – 0.0%
Ontario Province of Canada
$ 245,000	1.650%	09/27/19	$ 243,298

TOTAL FOREIGN DEBT OBLIGATION (Cost $236,971)			$ 243,298

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investments(i) – 0.7%
Repurchase Agreement – 0.7%
Fixed Income Clearing Corp.
$ 7,536,000	0.500%	02/01/19	$ 7,536,000
Maturity Value: $7,536,105
(Cost $7,536,000)

TOTAL INVESTMENTS – 100.0% (Cost $1,076,597,851)			$1,071,655,533

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			314,941

NET ASSETS – 100.0%			$1,071,970,474

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $338,904,184, which represents approximately 31.6% of net assets as of January 31, 2019.

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2019.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Rate shown is that which is in effect on January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2019. Maturity date disclosed is the ultimate maturity.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(i)	Repurchase agreement was entered into on January 31, 2019. This agreement was fully collateralized by $7,210,000 U.S. Treasury Bond, 3.375%, due 02/01/19 with a market value of $7,690,568.

(j)	All or a portion represents a forward commitment.

Investment Abbreviations:
AMT	— Alternative Minimum Tax
FFCB	— Federal Farm Credit Bank
FHA	— Insured by Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PAC	— Planned Amortization Class
PLC	— Public Limited Company
Q-SBLF	— Qualified School Bond Loan Fund
REMIC	— Real Estate Mortgage Investment Conduit
REIT	— Real Estate Investment Trust

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Government Agency Obligations – 39.2%
FFCB(a)
$ 1,000,000	1.170%		01/13/20	$ 986,845
1,000,000	1.400		04/13/20	986,937
1,000,000	1.420		06/29/20	984,854
1,000,000	1.350		09/21/20	981,201
FHLB
2,250,000	2.000		09/13/19	2,242,422
1,000,000	4.125		12/13/19	1,013,131
1,000,000	2.000	(a)	09/06/22	978,989
600,000	3.000		12/09/22	609,145
FHLMC
1,500,000	1.250		08/01/19	1,490,709
1,000,000	1.250		10/02/19	991,552
1,000,000	1.500		01/17/20	990,014
900,000	2.000	(a)(b)	04/13/20	898,851
1,000,000	1.875	(a)	11/27/20	987,093
900,000	2.000	(a)	12/18/20	890,767
750,000	1.750	(a)	03/26/21	738,065
525,000	1.550	(a)(b)	06/28/22	519,245
1,000,000	2.250	(a)(b)	11/30/22	996,055
500,000	3.100	(a)	06/29/23	502,121
1,000,000	2.000	(a)(b)	06/14/27	988,729
FNMA
1,000,000	1.150	(a)	05/24/19	995,807
500,000	1.000	(a)	07/26/19	496,343
2,500,000	1.750		11/26/19	2,484,107
1,000,000	1.500		06/22/20	986,019
1,000,000	1.750	(a)	11/20/20	985,838
500,000	1.250		05/06/21	486,710
1,000,000	1.400	(a)	08/25/21	971,780
900,000	2.075	(a)	02/28/22	885,151
500,000	2.000		10/05/22	491,017
500,000	2.550	(a)	01/30/23	497,519

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,390,759)				$ 28,057,016

Mortgage-Backed Obligations – 36.4%
Collateralized Mortgage Obligations – 23.5%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(c)(d)
$ 64,641	4.545%		04/25/35	$ 65,008
American Home Mortgage Investment Trust Series 2004-4, Class 5A(c)
(6M USD LIBOR + 2.000%)
54,962	4.885		02/25/45	54,803
Banc of America Funding Corp. Series 2004-A, Class 1A3(c)(d)
5,492	4.746		09/20/34	5,600
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(c)(d)
166,953	4.673		11/25/33	167,445
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(c)(d)
58,239	4.656		11/25/34	56,051
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(c)(d)
38,958	4.497		09/25/34	39,137
FHLMC REMIC PAC Series 159, Class H
1,804	4.500		09/15/21	1,808
FHLMC REMIC PAC Series 2022, Class PE
14,636	6.500		01/15/28	15,843
FHLMC REMIC PAC Series 2109, Class PE
31,522	6.000		12/15/28	34,426

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 23, Class PK
$ 67,335	6.000%	11/25/23	$ 70,865
FHLMC REMIC Series 3816, Class HA
1,465,198	3.500	11/15/25	1,499,101
FHLMC REMIC Series 4467, Class DA
716,739	3.000	11/15/41	715,287
FHLMC REMIC Series 4776, Class C
858,214	4.500	03/15/43	884,004
FNMA REMIC PAC Series 1992-129, Class L
19,011	6.000	07/25/22	19,732
FNMA REMIC PAC Series 1992-89, Class MA(e)
3,404	0.000	06/25/22	3,264
FNMA REMIC PAC Series 2003-117, Class KB
499,494	6.000	12/25/33	554,533
FNMA REMIC PAC Series 2003-14, Class AP
54,219	4.000	03/25/33	55,046
FNMA REMIC Series 1991-137, Class H
8,911	7.000	10/25/21	9,131
FNMA REMIC Series 1993-182, Class FA(c)
(10Y US Treasury Index rate - 0.650%)
3,859	2.240	09/25/23	3,851
FNMA REMIC Series 2012-100, Class WA
804,066	1.500	09/25/27	764,926
FNMA REMIC Series 2012-110, Class CA
702,087	3.000	10/25/42	695,049
FNMA REMIC Series 2013-112, Class G
682,123	2.125	07/25/40	667,074
FNMA REMIC Series 2015-2, Class PA
604,150	2.250	03/25/44	588,844
FNMA REMIC Series 2016-104, Class BA
619,716	3.000	01/25/47	618,821
FNMA REMIC Series 2016-53, Class BV
835,544	3.500	11/25/27	851,591
FNMA REMIC Series 2016-96, Class A
676,920	1.750	12/25/46	641,936
FNMA REMIC Series 2017-7, Class JA
615,917	2.000	02/25/47	584,765
GNMA REMIC Series 2009-65, Class AF
73,096	4.000	07/20/39	74,467
GNMA REMIC Series 2010-115, Class QJ
70,453	3.500	11/20/38	70,472
GNMA REMIC Series 2010-14, Class PA
36,291	3.000	02/20/40	35,771
GNMA REMIC Series 2010-89, Class GL
196,964	4.000	05/20/39	199,263
GNMA REMIC Series 2012-13, Class EG
1,658,467	2.000	10/20/40	1,621,668
GNMA REMIC Series 2013-188, Class LE
1,236,199	2.500	11/16/43	1,199,112
GNMA REMIC Series 2015-94, Class AT
500,387	2.250	07/16/45	482,631
GSR Mortgage Loan Trust Series 2003-6F, Class A1
17,891	3.000	09/25/32	17,809
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(c)
(1M USD LIBOR + 0.440%)
197,088	2.946	05/25/35	192,382

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(c)(d)
$ 456,023	4.408%	01/25/36	$ 454,827
Impac CMB Trust Series 2003-2F, Class A
188,410	5.730	01/25/33(b)	193,752
Impac CMB Trust Series 2003-8, Class 2A1(c)
(1M USD LIBOR + 0.900%)
17,710	3.406	10/25/33	17,508
Impac CMB Trust Series 2004-7, Class 1A1(c)
(1M USD LIBOR + 0.740%)
67,355	3.246	11/25/34	66,862
Impac CMB Trust Series 2005-2, Class 2A2(c)
(1M USD LIBOR + 0.800%)
66,634	3.306	04/25/35	63,682
Impac Secured Assets Corp. Series 2006-1, Class 2A1(c)
(1M USD LIBOR + 0.350%)
622,978	2.856	05/25/36	611,735
IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(c)(d)
52,448	6.554	10/25/34	50,562
Lehman XS Trust Series 2005-7N, Class 1A1A(c)
(1M USD LIBOR + 0.540%)
130,978	3.046	12/25/35	127,209
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(c)(d)
85,584	4.700	04/21/34	87,724
Master Alternative Loans Trust Series 2004-9, Class A6
8,125	5.643	08/25/34(b)	8,311
MortgageIT Trust Series 2005-1, Class 1A1(c)
(1M USD LIBOR + 0.640%)
608,593	3.146	02/25/35	605,175
MortgageIT Trust Series 2005-1, Class 1A2(c)
(1M USD LIBOR + 0.780%)
523,480	3.286	02/25/35	519,432
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(c)(d)
21,401	4.696	09/25/34	21,238
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
3,634	6.250	12/25/23	3,634
Sequoia Mortgage Trust Series 10, Class 1A(c)
(1M USD LIBOR + 0.800%)
35,443	3.270	10/20/27	34,464
Sequoia Mortgage Trust Series 2003-2, Class A1(c)
(1M USD LIBOR + 0.660%)
59,407	3.130	06/20/33	59,462
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)(d)
244,544	4.286	10/25/33	248,466
Vendee Mortgage Trust Series 1996-2, Class 1Z
65,483	6.750	06/15/26	71,646

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,328,717)			$ 16,807,205

Commercial Mortgage Obligations – 2.3%
GNMA REMIC Series 2010-141, Class B
$ 645,451	2.717%	02/16/44	$ 637,078

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
GNMA REMIC Series 2014-47, Class BC
$ 1,000,000	3.574%		06/16/45	$ 1,020,462

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $1,648,585)				$ 1,657,540

Federal Agencies – 10.6%
FHLMC
$ 9,780	6.000%		10/01/23	$ 10,560
25,804	5.000		05/01/27	27,127
374,732	2.500		04/01/28	368,804
(12M USD +1.600%)
567,335	2.764	(c)	07/01/45	563,900
(12M USD +1.583%)
656,112	2.638	(c)	07/01/46	653,720
FNMA
30	5.500		05/01/19	30
287	5.500		06/01/20	287
839,350	3.000		11/01/26	843,864
701,552	3.000		12/01/26	705,322
607,282	2.500		03/01/28	602,164
1,218,043	2.500		05/01/28	1,207,781
452,210	2.500		01/01/30	445,054
5,224	7.000		11/01/31	5,344
828,607	2.500		02/01/32	811,369
125,146	6.000		07/01/33	134,988
(12M USD +1.740%)
43,962	4.615	(c)	10/01/34	44,990
618,858	3.500		08/01/35	628,103
(12M USD +1.586%)
538,766	2.619	(c)	12/01/45	537,794
GNMA(c)
109	3.125		11/20/24	112
224	3.125		12/20/24	227
5,027	3.625		04/20/26	5,096
3,277	3.750		08/20/26	3,303
5,815	3.375		01/20/28	5,992

7,605,931

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $25,766,775)				$ 26,070,676

U.S. Treasury Obligations – 20.5%
United States Treasury Bill(e)
$ 750,000	0.000%		03/14/19	$ 747,997
United States Treasury Inflation Indexed Bonds
1,075,730	0.125		04/15/19	1,069,063
1,515,332	1.375		01/15/20	1,517,581
1,076,370	0.125		04/15/20	1,062,088
777,353	0.125		04/15/22	760,945
United States Treasury Notes
1,000,000	1.625		03/31/19	998,717
700,000	1.625		07/31/19	697,129
1,000,000	1.000		09/30/19	990,000
1,000,000	1.500		10/31/19	992,305
1,000,000	1.125		12/31/19	987,031
600,000	1.375		02/29/20	592,500
750,000	2.500		05/31/20	749,854
1,000,000	1.625		06/30/20	987,773
500,000	2.250		03/31/21	497,715

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Notes (continued)
$ 2,000,000	2.250%	07/31/21	$ 1,989,922

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,884,786)			$ 14,640,620

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – 3.7%
Home Equity – 2.4%
Argent Securities, Inc. Series 2004-W5, Class AV3B
(1M USD LIBOR + 0.900%)
$ 1,063,769	3.406%	04/25/34	$ 1,055,217
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
(1M USD LIBOR + 1.080%)
301,327	3.586	03/25/33	290,683
Terwin Mortgage Trust Series 2004-7HE, Class A3(f)
(1M USD LIBOR + 0.700%)
238,525	3.906	07/25/34	235,917
Terwin Mortgage Trust Series 2004-9HE, Class A1(f)
(1M USD LIBOR + 0.400%)
111,394	3.306	09/25/34	108,309

			1,690,126

Other – 1.3%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
(1M USD LIBOR + 0.900%)
231,718	3.406	11/25/34	229,955
Towd Point Mortgage Trust Series 2016-3, Class A1(d)(f)
736,375	2.250	04/25/56	720,182

			950,137

TOTAL ASSET-BACKED SECURITIES (Cost $2,340,604)			$ 2,640,263

Short-Term Investments(g) – 0.8%
Repurchase Agreement – 0.8%
Fixed Income Clearing Corp.
$ 547,000	0.500%	02/01/19	$ 547,000
Maturity Value: $547,008
(Cost $ 547,000)

TOTAL INVESTMENTS – 100.6% (Cost $ 547,000)			$ 71,955,575

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%			(413,036)

NET ASSETS – 100.0%			$ 71,542,539

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2019. Maturity date disclosed is the ultimate maturity.

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2019.

(d)	Rate shown is that which was in effect on January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,064,408, which represents approximately 1.5% of net assets as of January 31, 2019.

(g)	Repurchase agreement was entered into on January 31, 2019. This agreement was fully collateralized by $525,000 U.S. Treasury Bond, 3.375%, due 05/15/44 with a market value of $559,993.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.7%
Alaska – 1.4%
Alaska State Housing Finance Corp. Revenue Bonds (Refunding) Series A (AA+/Aa2)(a)
$ 1,000,000	5.000%		12/01/29	$ 1,177,760
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (AA-/NR)
1,000,000	4.000		10/01/24	1,098,600
1,000,000	5.000		10/01/25	1,168,460
1,000,000	5.000	(a)	10/01/28	1,184,110
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)(a)
450,000	5.000		03/01/27	509,508

				5,138,438

Arizona – 2.2%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)(a)
700,000	4.700		01/01/21	717,234
750,000	4.750		01/01/22	768,390
1,000,000	5.000		01/01/25	1,026,760
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	934,701
McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/Aa3)(a)
1,000,000	5.000		07/01/27	1,193,440
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,105,880
1,000,000	5.000		06/01/23	1,134,340
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)(a)
350,000	5.000		07/01/19	354,658
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,157,751

				8,393,154

Arkansas(a) – 1.9%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)
980,000	4.000		11/01/31	1,070,885
1,095,000	4.000		11/01/34	1,166,832
1,000,000	4.000		11/01/35	1,059,580
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)
500,000	5.000		10/01/31	591,575
1,000,000	5.000		10/01/32	1,174,830
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)
645,000	4.000		03/01/30	695,213
635,000	4.000		03/01/32	674,783
500,000	4.000		03/01/36	517,760

				6,951,458

California(a) – 1.5%
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series A-1 (AA/Aa3)(b)(c)
3,000,000	2.130		04/01/47	3,001,650
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series E-3 (AA/Aa3)(b)(c)
1,000,000	2.130		04/01/47	1,000,550

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
California(a) – (continued)
California State Municipal Finance Authority Revenue Bonds (Refunding-Biola University) Series 2017 (NR/Baa1)
$ 1,090,000	5.000%		10/01/31	$ 1,256,901
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)
235,000	5.250		05/15/22	235,735

				5,494,836

Colorado – 3.2%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A+/NR)
425,000	4.500		03/01/20	431,405
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/Baa1)
1,255,000	5.000		04/01/22	1,361,612
Colorado Health Facilities Authority Revenue Bonds (Catholic Health) Series A (BBB+/Baa1)
970,000	5.000		02/01/19	970,000
Colorado Health Facilities Authority Revenue Bonds (Variable-Health System) Series C (AA-/Aa3)(a)(b)(c)
3,000,000	1.390		12/01/45	3,000,000
Colorado Springs CO Utilities System Revenue Bonds (Variable System Improvement) Series A (AA/Aa2)(a)(b)(c)
4,900,000	1.420		11/01/41	4,900,000
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College - Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000		11/01/31	486,157
850,000	4.000		11/01/32	914,226

				12,063,400

Connecticut – 1.2%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Refunding Fairfield University) Series S (A-/A3)
1,000,000	5.000		07/01/28	1,197,290
1,000,000	5.000	(a)	07/01/29	1,189,950
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/A1)(a)
845,000	3.250		11/15/24	859,779
1,255,000	3.750		11/15/27	1,280,891

				4,527,910

Florida – 2.1%
Halifax FL Hospital Medical Center Revenue Bonds (Refunding) Series 2016 (A-/NR)(a)
1,450,000	5.000		06/01/36	1,573,787
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500		07/01/21	52,560
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	805,127
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)(a)
1,000,000	5.000		10/01/22	1,055,910
Miami-Dade County FL Aviation Revenue Bonds (Prerefunded-Miami International Airport) Series A-1 (NR/NR)(a)(d)
240,000	5.500		10/01/20	255,048

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Florida – (continued)
Miami-Dade County FL Aviation Revenue Bonds (Unrefunded-Miami International Airport) Series A-1 (A/A2)(a)
$ 760,000	5.500%	10/01/25	$ 807,264
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
685,000	5.250	04/01/21	733,888
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
500,000	5.000	07/01/24	548,310
Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
260,000	5.000	12/01/19	266,019
330,000	5.000	12/01/20	346,553
Tampa FL Health System Revenue Bonds Series A (NR/Aa3)(a)(d)
1,300,000	5.250	05/15/20	1,358,175

			7,802,641

Georgia – 0.3%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NPFG) (NR/Baa2)
15,000	6.100	10/01/19	15,430
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa2)
55,000	5.500	08/01/23	59,318
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000	03/15/26	1,159,150

			1,233,898

Illinois – 9.3%
Arlington Heights IL GO Bonds Series 2016 (NR/Aa1)(a)
2,115,000	4.000	12/01/36	2,190,336
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds - Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)(a)
300,000	6.400	12/01/28	308,844
Cook County IL School District #111 Burbank GO Bonds (Refunding) Series 2018 (A+/NR)(a)
1,500,000	4.000	12/01/37	1,508,820
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000	12/15/25	1,264,585
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300	01/01/24	503,100
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA-/NR)(a)
400,000	5.000	02/01/23	423,556
Du Page & Cook County Community School District No. 181 GO Bonds (School Building) Series 2017 (AAA/Aaa)(a)
2,220,000	4.000	01/15/30	2,413,562
Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000	12/30/22	4,999,950
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000	01/01/24	553,140
550,000	3.000	01/01/25	576,428
1,140,000	5.000	01/01/26	1,339,523

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Elk Grove Village GO Bonds Series 2017 (AA+/NR) (continued)
$ 525,000	5.000	%(a)	01/01/28	$ 616,991
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa3)(a)
1,200,000	4.200		12/01/25	1,257,612
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa2)(a)
470,000	4.850		01/01/26	482,417
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (NR/NR)
440,000	4.500		12/01/20	460,821
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A2)(a)
1,000,000	4.000		11/15/33	1,025,650
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB/NR)(a)(d)
1,210,000	5.500		02/15/20	1,256,391
Illinois State Finance Authority Revenue Bonds Subseries C-1 (JP Morgan Chase Bank SPA) (AA/Aa3)(a)(b)(c)
2,500,000	1.500		11/01/38	2,500,000
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,128,760
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)(e)
2,450,000	4.000		01/01/33	2,581,296
Peoria IL GO Bonds (Refunding) Series B (AA-/A2)
1,205,000	5.000		01/01/24	1,346,262
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)(a)
750,000	4.750		10/01/32	781,110
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000		12/01/23	903,221
685,000	4.000		12/01/24	738,512
735,000	4.000		12/01/25	797,835
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000		12/30/25	887,698
905,000	5.000		12/30/28	1,082,226
960,000	5.000		12/30/29	1,154,275

				35,082,921

Indiana – 7.5%
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000		01/15/34	1,920,537
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,000,000	4.000		01/15/35	1,057,270
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000		07/15/23	2,618,566
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000		07/15/28	891,618
910,000	4.000		07/15/30	955,746
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/A2)(a)
675,000	6.050		02/01/23	705,442

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
$ 1,000,000	4.000%	07/15/32	$ 1,073,200
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	606,760
425,000	5.000	02/01/27	476,051
700,000	5.000	02/01/28	783,041
600,000	5.000	02/01/29	669,384
Indiana Finance Authority Revenue Bonds (Variable-Ascension Health) Series E4 (AA+/Aa2)(a)(b)(c)
4,000,000	1.380	11/15/36	4,000,000
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000	02/01/28	896,500
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310	04/01/25	538,687
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,142,650
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000	01/15/26	1,105,990
Southmont IN School Building Corp. Revenue Bonds (First Mortgage) Series 2017 (A/NR)(a)
1,320,000	5.000	07/15/32	1,512,456
St. Joseph County IN Economic Development Revenue Bonds (Refunding Saint Marys College) Series 2017 (A-/NR)
1,500,000	5.000	04/01/27	1,759,440
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)(a)
900,000	4.500	09/01/32	921,510
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
625,000	5.000	07/15/30	734,981
500,000	5.000	07/15/31	583,460
500,000	5.000	07/15/32	580,600
500,000	5.000	07/15/33	577,755
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (A/NR)(a)
1,000,000	5.000	01/15/31	1,126,570
750,000	5.000	07/15/31	843,427

			28,081,641

Iowa(a)(b)(c) – 0.3%
Iowa State Finance Authority Single Family Revenue Bonds Series B (GNMA/FNMA/FHLMC) (AAA/Aaa)
1,000,000	1.420	07/01/47	1,000,000

Kansas(a) – 2.4%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000	08/01/44	1,440,525
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa2)
700,000	4.000	09/01/33	745,780
700,000	4.000	09/01/34	741,048

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas(a) – (continued)
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)
$ 1,500,000	4.000%		07/01/36	$ 1,537,845
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)
1,015,000	5.000		09/01/30	1,167,950
910,000	5.000		09/01/34	1,036,481
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/Aa3)
1,000,000	5.000		09/01/30	1,179,180
1,000,000	5.000		09/01/31	1,169,980

				9,018,789

Kentucky – 3.2%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,149,110
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)(a)
80,000	3.750		06/01/26	80,622
Kentucky State Municipal Power Agency System Revenue Bonds (Refunding) Series A (NPFG) (A-/Baa1)(a)
1,345,000	5.000		09/01/28	1,548,566
Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	464,172
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,153,880
750,000	5.000	(a)	05/01/28	870,652
915,000	5.000	(a)	05/01/29	1,056,377
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	873,052
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
545,000	5.000		06/01/20	567,062
595,000	5.000		06/01/21	635,900
590,000	5.000		06/01/22	646,451
610,000	5.000		06/01/23	684,634
690,000	5.000		06/01/24	788,801
Owensboro KY GO Bonds Series A (NR/A2)(a)
1,200,000	5.000		05/01/25	1,337,388

				11,856,667

Louisiana – 4.2%
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	531,981
530,000	4.000		03/01/25	583,334
550,000	4.000		03/01/26	609,207
570,000	4.000		03/01/27	633,920
450,000	4.000	(a)	03/01/28	494,924
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (NR/A2)(a)(d)
5,000,000	5.500		10/01/20	5,309,250
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (BBB/Aaa)(a)(d)
3,715,000	5.250		10/01/21	4,060,346

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/A3)(a)
$ 800,000	5.000%		05/15/30	$ 896,280
Louisiana State GO Bonds Series A (AA-/Aa3)(a)
1,655,000	4.000		04/01/35	1,740,845
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,081,587

				15,941,674

Maine – 2.1%
Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,674,655
Maine State Health & Higher Educational Facilities Authority Revenue Bonds (Refunding) Series B (NR/A1)(a)
1,000,000	4.000		07/01/33	1,050,260
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,000,000	5.000		07/01/35	1,139,980
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
1,000,000	5.000		07/01/24	1,071,640
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
500,000	5.000		01/01/22	540,985
145,000	5.000		01/01/23	160,180
470,000	5.000		01/01/24	528,807
215,000	5.000	(a)	01/01/34	236,711
330,000	5.000	(a)	01/01/35	362,254

				7,765,472

Massachusetts – 0.6%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
435,000	5.100		01/01/25	443,465
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)(a)
540,000	4.250		07/01/22	556,956
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
310,000	2.500		12/01/20	310,877
300,000	2.700		06/01/21	302,358
305,000	3.050		06/01/22	311,491
315,000	3.250		06/01/23	325,669

				2,250,816

Michigan – 9.2%
City of Romulus MI GO Bonds Series B (AA/NR)(a)
1,060,000	5.000		11/01/33	1,214,940
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	836,879
Flushing Michigan Community School District GO Bonds (School Building & Site) Series 2018 (Q-SBLF) (NR/Aa1)(a)
475,000	5.000		05/01/36	536,855
480,000	5.000		05/01/37	540,283
510,000	5.000		05/01/38	572,093
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	517,473

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a) (continued)
$ 495,000	5.000%		07/01/32	$ 566,448
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	437,513
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,613,265
1,375,000	4.000		12/01/30	1,466,644
Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,200,765
Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/Aa3)(a)
2,370,000	4.000		05/01/31	2,573,915
Kenowa Hills MI Public School GO Bonds (School Building & Site) Series II (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		11/01/30	1,100,510
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)
750,000	5.000		05/01/26	872,302
Michigan State Building Authority Revenue Bonds (Refunding) Series I (AA-/Aa2)(a)
1,300,000	4.000		10/15/36	1,358,656
Michigan State Finance Authority Limited Obligation Revenue Bonds (Refunding) (Kalamazoo College Project) Series 2018 (NR/A1)(a)
1,590,000	4.000		12/01/36	1,656,891
Michigan State Finance Authority Revenue Bonds (Refunding-Hospital Trinity Health Credit Group) Series A (AA-/Aa3)(a)
1,000,000	4.000		12/01/36	1,028,450
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit Group) Series 2018 (AA+/Aa2)(a)
1,800,000	4.000		11/15/32	1,911,798
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (AA/NR)
690,000	4.500		10/01/19	701,026
Michigan State Housing Development Authority Revenue Bond Series B (AA+/Aa2)(a)
1,750,000	3.000		06/01/29	1,752,380
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	491,665
1,000,000	2.866		10/01/25	982,510
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	395,208
470,000	2.550	(a)	04/01/28	454,998
410,000	2.600	(a)	10/01/28	396,999
Michigan State University Revenue Bonds Series A (SPA-Royal Bank of Canada) (AA/Aa2)(a)(b)(c)
5,000,000	1.480		08/15/30	5,000,000
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		05/01/24	1,080,920
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	824,752

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
$ 645,000	4.000%	04/01/25	$ 709,945
Wayne County MI State University Revenue Bonds (Prerefunded-Refunding-General) Series A (A+/Aa3)(a)
875,000	5.000	11/15/24	895,064
Wayne County MI State University Revenue Bonds (Prerefunded-Refunding-General) Series A (NR/NR)(a)(d)
795,000	5.000	11/15/19	815,177

			34,506,324

Minnesota – 0.1%
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A1)
500,000	4.000	10/01/21	528,420
Mississippi(a) – 1.7%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)
1,560,000	4.000	09/01/33	1,629,435
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)
600,000	4.000	04/01/34	621,906
660,000	4.000	04/01/35	681,978
Mississippi State Development Bank Special Obligation (Vicksburg Warren School District) Series 2018 (A+/NR)
490,000	5.250	03/01/34	571,502
810,000	5.250	03/01/36	932,974
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/Aa3)
300,000	5.000	11/01/29	352,119
400,000	5.000	11/01/30	466,112
500,000	5.000	11/01/31	578,035
400,000	5.000	11/01/32	460,432

			6,294,493

Missouri – 1.0%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(d)
500,000	5.000	04/01/22	550,845
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
1,500,000	5.000	10/01/37	1,659,660
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (A/NR)
1,490,000	4.250	02/15/21	1,503,335

			3,713,840

Nebraska – 0.8%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Health Facilities-Children’s Hospital Obligation Group) Series 2017 (NR/A1)(a)
1,000,000	5.000	11/15/34	1,140,130
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000	01/01/23	1,940,768

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Nebraska – (continued)
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
$ 35,000	3.000%		05/15/46	$ 29,217

				3,110,115

Nevada(a) – 2.5%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
3,000,000	3.000		07/01/35	2,857,260
Las Vegas NV Convention & Visitors Authority Revenue Bonds (Refunding) Series B (A+/Aa3)
3,055,000	4.000		07/01/34	3,215,418
Washoe County NV School District GO Bonds Series C (AGM) (AA/A1)
3,750,000	3.000		10/01/36	3,473,663

				9,546,341

New Jersey – 3.7%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	786,251
500,000	4.000		06/15/27	558,275
500,000	4.000	(a)	06/15/28	555,880
760,000	4.000	(a)	06/15/29	838,295
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150		06/15/25	806,195
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aaa)(a)
890,000	4.750		12/01/23	909,091
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa2)
85,000	5.750		02/15/21	88,184
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,575,000	5.000		11/01/20	1,643,560
1,830,000	5.000		11/01/22	1,994,426
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA-/NR)
1,470,000	4.000		12/01/22	1,583,910
1,530,000	4.000		12/01/23	1,673,728
690,000	4.000		12/01/26	777,761
705,000	4.000		12/01/27	797,806
730,000	4.000	(a)	12/01/28	816,826

				13,830,188

New Mexico(a) – 0.8%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)
845,000	4.000		06/01/29	919,301
500,000	4.000		06/01/30	539,130
1,000,000	4.000		06/01/32	1,065,290
500,000	4.000		06/01/33	530,280

				3,054,001

New York(a) – 1.5%
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	561,415
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
250,000	3.800		11/01/37	250,765

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New York(a) – (continued)
New York City Water & Sewer System Revenue Bonds (Second Generation) Series CC (AA+/Aa1)(b)(c)
$ 5,000,000	1.450%		06/15/41	$ 5,000,000

				5,812,180

North Carolina – 1.2%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
1,235,000	3.200		01/01/29	1,261,528
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)(a)
1,190,000	5.000		06/01/22	1,238,968
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000		06/01/20	200,414
420,000	3.000		06/01/21	428,333
330,000	4.000		06/01/22	350,463
350,000	4.000		06/01/23	376,897
480,000	4.000	(a)	06/01/25	514,834

				4,371,437

Ohio – 7.2%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A+/NR)(a)
885,000	4.000		12/01/29	943,737
960,000	4.000		12/01/31	1,008,682
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)(a)
660,000	3.000		12/01/19	659,505
Akron OH GO Bonds (Refunding) (AA-/NR)(a)
545,000	5.000		12/01/26	628,952
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)(a)
1,060,000	4.000		12/01/34	1,108,527
950,000	4.000		12/01/36	984,865
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/A1)
765,000	5.000		10/01/27	913,701
1,115,000	5.000	(a)	10/01/28	1,323,137
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	684,476
650,000	4.000		12/01/27	702,897
665,000	4.000		12/01/28	715,753
500,000	4.000		12/01/29	535,920
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa2)(a)
725,000	4.000		12/01/34	769,616
2,245,000	4.000		12/01/36	2,359,113
2,170,000	4.000		12/01/37	2,266,153
Middletown OH GO Bonds (Refunding-Various Purpose) Series 2017 (NR/A1)
1,095,000	4.000		12/01/25	1,217,782
1,045,000	5.000		12/01/27	1,264,513
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (BBB+/A3)(a)
1,000,000	5.000		05/01/27	1,136,800
1,000,000	5.000		05/01/28	1,134,330
750,000	5.000		05/01/29	847,522
Ohio State Water Development Authority Water Pollution Control Revenue Bonds (Loan Fund) Series A (AAA/Aaa)(a)(b)(c)
5,000,000	1.430		12/01/36	5,000,000

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A1)(a)
$ 700,000	4.000%		06/01/36	$ 729,169

				26,935,150

Oklahoma(a) – 0.9%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Purcell Public Schools Project) Series 2018 (A/NR)
1,000,000	5.000		09/01/31	1,185,480
Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)
2,000,000	4.000		07/01/38	2,068,160

				3,253,640

Pennsylvania – 7.0%
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000		07/01/25	571,355
450,000	5.000	(a)	07/01/26	509,954
490,000	5.000	(a)	07/01/27	552,823
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A/NR)
1,000,000	5.000		11/15/26	1,169,570
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000		10/01/19	1,041,728
1,250,000	5.250	(a)	10/01/31	1,291,012
Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000		09/01/33	2,534,784
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds (Refunding) Series 121 (AA+/Aa2)(a)
1,000,000	3.100		10/01/36	935,050
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
1,500,000	5.000		06/01/29	1,705,410
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000		12/01/35	3,460,230
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)(a)
500,000	5.000		12/01/26	572,310
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,055,370
Scranton PA School District GO Bonds (Refunding) Series E (AA/A2)(a)
1,000,000	5.000		12/01/32	1,134,930
Southcentral PA General Authority Revenue Bond (AICUP Financing Program-York College Of Pennsylvania Project) Series PP4 (A-/NR)(a)
915,000	5.000		11/01/31	1,044,601
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,214,089
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (AA-/NR)
550,000	4.000		07/01/25	605,061
520,000	4.000		07/01/27	576,732

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (AA-/NR) (continued)
$ 400,000	5.000	%(a)	07/01/28	$ 474,400
500,000	4.000	(a)	07/01/33	522,885
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,144,990
2,205,000	4.000	(a)	11/01/29	2,290,752
York PA GO Bonds (Refunding) Series A (A-/NR)
1,640,000	5.000		11/15/26	1,894,331

				26,302,367

Rhode Island – 2.8%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)(a)
1,600,000	5.000		11/01/30	1,889,264
1,685,000	5.000		11/01/31	1,972,427
760,000	4.000		11/01/32	800,744
980,000	4.000		11/01/33	1,028,373
Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)(a)
1,000,000	5.000		04/01/29	1,172,960
Rhode Island State & Providence Plantations Lease Certificates of Participation (Uri Energy Conservation Project) Series A (AA-/Aa3)(a)
825,000	4.000		11/01/32	876,282
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	1,014,400
Rhode Island State Health & Educational Building Corp. Public School Revenue Bonds Series G (AGM) (AA/Aa3)(a)
1,195,000	5.000		05/15/33	1,370,928
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (GNMA) (NR/Aa2)(a)
350,000	3.500		04/01/22	361,708

				10,487,086

South Carolina – 0.6%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,136,440
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
1,000,000	5.000		12/01/26	1,148,540

				2,284,980

South Dakota – 0.9%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
835,000	2.700		05/01/25	852,343
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	847,890
825,000	5.000		09/01/24	949,303
605,000	5.000		09/01/25	706,549

				3,356,085

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Tennessee – 1.5%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/Baa1)
$ 500,000	5.000%		07/01/28	$ 590,870
600,000	5.000	(a)	07/01/29	707,958
500,000	5.000	(a)	07/01/30	584,110
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
2,785,000	3.375		04/01/26	2,857,187
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
595,000	3.500		07/01/27	603,877
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
390,000	4.050		01/01/38	396,759

				5,740,761

Texas – 6.4%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000		08/15/30	1,093,630
1,000,000	4.000		08/15/31	1,080,630
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000		08/15/25	831,698
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000		12/01/30	580,327
485,000	4.000		12/01/32	515,332
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)(a)
745,000	4.000		08/01/32	792,434
500,000	4.000		08/01/33	529,535
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa3)(a)
930,000	5.000		09/01/27	1,086,101
980,000	5.000		09/01/28	1,137,996
Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (PSF-GTD) (AAA/NR)(a)
2,500,000	4.000		08/15/28	2,782,400
El Paso County TX Community College District Revenue Bonds Series 2016 (AGM) (AA/NR)(a)
2,000,000	4.000		04/01/31	2,141,240
El Paso Independent School District Public Facility Corp. Lease Revenue Bonds Series 2018 (NR/Aa3)(a)
425,000	4.000		02/15/37	438,005
El Paso Independent School District Public Facility Corp. Lease Revenue Bonds Series 2018 (NR/Aa3)(a)
815,000	4.000		02/15/36	841,846
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)(a)
235,000	5.000		02/15/20	235,663
Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000		02/15/25	351,447
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000		08/15/26	1,095,210

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(a)(d)
$ 5,000	5.625%	05/15/19	$ 5,054
Nolan County TX Hospital District GO Bonds Series 2014 (NR/Baa2)(a)
1,025,000	5.000	08/15/27	1,159,982
Texas State GO Bonds Series D (SPA - Federal Home Loan Bank) (NR/Aaa)(a)(b)(c)
3,000,000	1.500	06/01/45	3,000,000
Texas State Revenue Notes Series 2018 (SP-1+/MIG1)
1,500,000	4.000	08/29/19	1,519,995
Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000	09/01/31	951,623
870,000	4.000	09/01/32	932,614
750,000	4.000	09/01/33	798,143

			23,900,905

Utah(a) – 0.6%
Ogden City School District Municipal Building Authority Lease Revenue Bonds Series 2018 (NR/A1)
1,280,000	5.000	01/15/32	1,487,194
Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)
500,000	5.000	07/01/34	576,625

			2,063,819

Vermont – 0.4%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,046,340
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000	06/15/20	419,020

			1,465,360

Washington – 2.2%
Chelan County Public Utility District No 1 Revenue Bonds (Variable Refunding) Series B (AA+/Aa3)(a)(b)(c)
3,000,000	1.450	07/01/32	3,000,000
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)(a)
250,000	4.000	01/01/40	255,540
Seattle WA Municipal Light & Power Revenue Bonds (Refunding) Series C-2 (AA/Aa2)(b)(c)
1,435,000	1.580	11/01/19	1,432,862
Washington State GO Bonds (Built America) Series D (AA+/Aa1)(a)
1,485,000	4.586	08/01/21	1,552,122
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (BBB+/Baa1)(a)
500,000	6.000	10/01/23	501,895
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)(a)
495,000	5.000	08/15/27	576,264
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (AA-/Aa3)(a)
150,000	5.000	10/01/30	179,013

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Washington – (continued)
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)(a)
$ 775,000	3.450%	12/01/30	$ 791,794

			8,289,490

West Virginia(a) – 0.6%
West Virginia State Higher Education Policy Commission Revenue Bonds (Refunding Community & Technical College Capital Improvement) Series 2017 (AAA/A1)
2,065,000	5.000	07/01/30	2,428,585

Wisconsin(a) – 1.7%
Horicon WI School District GO Notes (Refunding) Series 2018 (NR/A1)
1,925,000	4.000	04/01/36	2,008,969
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	567,954
765,000	4.000	03/01/31	826,322
540,000	4.000	03/01/32	580,867
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawai Pacific Health Obligated Group) Series A (NR/A1)
1,440,000	4.082	07/01/29	1,487,895
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,041,650

			6,513,657

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $365,030,275)			$370,392,939

Short-Term Investments(f) – 1.3%
Repurchase Agreement – 1.3%
Fixed Income Clearing Corp.
$ 4,954,000	0.500%	02/01/19	$ 4,954,000
Maturity Value: $4,954,069 (Cost $4,954,000)

TOTAL INVESTMENTS – 100.0% (Cost $369,984,275)			$375,346,939

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			61,244

NET ASSETS – 100.0%			$375,408,183

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2019.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

(c)	Rate shown is that which is in effect on January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

(e)	All or a portion represents a forward commitment.

(f)	Repurchase agreement was entered into on January 31, 2019. This agreement was fully collateralized by $ 4,740,000 U.S. Treasury Bond, 3.375%, due 05/15/44 with a market value of $ 5,055,935.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
SPA	— Stand-by Purchase Agreement
WR	— Withdrawn Rating

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 99.9%
Arizona(a) – 0.3%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 1,000,000	5.000%		01/01/25	$ 1,026,760

California – 1.6%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (AA-/Baa2)(b)
2,000,000	0.000		07/01/27	1,605,520
California State Department of Veterans Affairs Home Purchase Revenue Bonds (Refunding) Series B (AA/Aa3)(a)
2,000,000	3.250		12/01/36	1,921,180
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)(b)
2,400,000	0.000		08/01/29	1,770,624

				5,297,324

Connecticut – 1.0%
Hamden CT GO Bonds Series B (A/NR)
575,000	5.250		08/15/21	618,372
575,000	5.250		08/15/22	634,254
575,000	5.250	(a)	08/15/26	667,471
575,000	5.250	(a)	08/15/29	654,862
575,000	5.250	(a)	08/15/31	647,577

				3,222,536

Florida(a) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa2)
2,000,000	4.000		10/01/33	2,114,260

Illinois – 2.2%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
2,500,000	3.250		05/15/39	2,145,250
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)(a)
3,000,000	2.900		08/01/31	2,898,900
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa3)(a)
2,000,000	4.125		02/01/30	2,080,620
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (NR/Baa2)(b)
95,000	0.000		11/01/19	93,780

				7,218,550

Indiana(a) – 1.4%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
2,000,000	4.000		01/15/35	2,114,540
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500		02/01/29	501,545

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana(a) – (continued)
Tri-Creek IN 2002 High School Building Corporation Revenue Bonds (Refunding) Series 2016 (AA+/NR)
$ 2,000,000	4.000%	07/15/34	$ 2,093,860

			4,709,945

Kansas(a) – 0.4%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000	08/01/44	1,440,525

Louisiana(a)(c) – 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (NR/A2)
3,500,000	5.500	10/01/20	3,716,475

Maine(a) – 0.8%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000	10/01/33	2,816,458

Michigan(a) – 2.4%
Michigan State Housing Development Authority Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,705,000	2.950	12/01/28	1,721,624
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550	06/01/27	2,919,941
2,000,000	3.350	12/01/34	1,968,380
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
1,400,000	3.000	10/01/32	1,351,084

			7,961,029

Missouri – 84.3%
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa2)(a)
1,000,000	5.000	10/01/33	1,104,920
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250	07/01/20	2,094,360
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(a)
2,000,000	4.000	03/01/27	2,135,360
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000	10/01/33	2,191,716
1,655,000	4.000	10/01/34	1,745,396
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(a)
750,000	5.000	06/01/26	818,723
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
900,000	4.000	03/01/31	989,793
750,000	4.000	03/01/37	798,135
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	656,562
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000	03/01/34	1,063,960
1,000,000	4.000	03/01/35	1,060,680

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a) (continued)
$ 1,000,000	4.000%	03/01/36	$ 1,054,160
Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(a)
1,000,000	4.000	03/01/33	1,072,530
1,000,000	4.000	03/01/34	1,063,960
Clay County MO Public School District No. R-II GO Bonds (Refunding) Series A (NR/NR)(a)
1,735,000	4.000	03/01/30	1,913,531
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)(a)
810,000	5.200	12/01/23	826,573
Columbia MO Special Obligation Revenue Bonds (Refunding) Series 2015 (AA/NR)
470,000	5.000	02/01/19	470,000
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000	10/01/42	508,705
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000	12/01/24	1,500,252
1,215,000	5.000	12/01/25	1,426,945
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)(g)
1,150,000	4.000	03/01/32	1,243,035
1,200,000	4.000	03/01/33	1,288,212
625,000	4.000	03/01/34	666,813
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)(a)
200,000	5.000	09/01/20	200,330
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(a)
1,000,000	5.000	12/30/26	1,132,000
Greene County MO Certificates of Participation Series 2018 (NR/Aa3)(a)
1,130,000	5.000	09/01/36	1,311,749
1,000,000	5.000	09/01/37	1,158,140
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(a)(c)
4,280,000	5.000	04/01/22	4,715,233
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000	03/01/38	994,945
Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(a)
905,000	4.000	03/01/30	982,305
985,000	4.000	03/01/32	1,054,423
Greene County MO Special Obligation Revenue Bonds (Build America Bonds) Series A (NR/Aa3)
420,000	5.100	12/01/19	427,980
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
500,000	5.625	03/01/25	515,430
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
3,225,000	5.000	10/01/37	3,568,269

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Hazelwood MO School District GO Bonds (Direct Deposit Program) (Refunding) Series A (AA+/NR)(a)
$ 2,000,000	4.000%		03/01/28	$ 2,224,940
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000		03/01/30	1,633,875
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	618,264
875,000	3.000		04/01/23	907,603
500,000	3.000		04/01/24	520,640
960,000	3.000	(a)	04/01/26	987,773
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)(a)
500,000	5.000		12/01/20	501,315
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	545,870
900,000	4.000		05/01/25	992,871
700,000	4.000	(a)	05/01/27	771,085
630,000	4.000	(a)	05/01/29	686,555
675,000	4.000	(a)	05/01/30	729,574
Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(a)
840,000	4.000		03/01/28	946,655
580,000	4.000		03/01/30	640,569
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,240,540
1,000,000	5.500		03/01/36	1,235,570
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)(a)
475,000	3.000		04/15/28	474,953
575,000	3.250		04/15/30	575,150
550,000	3.300		04/15/31	548,059
700,000	3.375		04/15/32	696,381
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/A1)(a)
1,000,000	5.000		12/01/25	1,157,000
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/A1)(a)
1,345,000	4.000		12/01/26	1,484,154
1,455,000	4.000		12/01/28	1,578,748
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)(a)
595,000	4.250		12/01/23	644,278
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
920,000	3.850		12/01/20	953,525
500,000	4.350	(a)	12/01/23	532,245
820,000	4.500	(a)	12/01/24	871,824
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000		03/01/30	16,410
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(a)
1,525,000	4.000		03/01/29	1,707,878
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A/NR)(a)
1,000,000	5.500		02/15/31	1,055,560

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A/NR)(a)
$ 1,895,000	5.000%		02/15/27	$ 2,115,730
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(a)
5,425,000	4.500		02/01/24	5,851,405
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(a)
2,130,000	5.500		09/01/29	2,314,479
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000		01/01/33	2,015,882
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(a)
760,000	5.000		09/01/31	773,353
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A1)
1,000,000	5.000		09/01/27	1,196,980
1,000,000	5.000	(a)	09/01/31	1,159,220
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)(a)
500,000	5.000		04/15/31	517,645
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)(a)
500,000	6.050		09/01/30	505,750
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000		02/15/20	1,923,203
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000		04/01/27	1,066,010
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(a)
485,000	5.000		05/01/42	524,401
Missouri Development Finance Board Annual Appropriation Revenue Bonds (Fulton State Hospital Project) Series 2014 (AA+/Aa1)
1,000,000	5.000		10/01/22	1,111,650
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000		12/01/20	1,056,620
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding) Series 2014 (A-/A3)
640,000	5.000		01/01/25	738,246
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(a)
3,115,000	5.000		01/01/31	3,480,171
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
400,000	4.000		04/01/28	418,352
425,000	5.000		04/01/31	460,020
475,000	5.000		04/01/32	513,841
500,000	5.000		04/01/33	540,410
500,000	5.000		04/01/34	540,090

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)(a)
$ 2,450,000	5.000%		10/01/21	$ 2,580,781
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,825,000	3.000		10/01/26	1,850,404
635,000	2.000		04/01/27	612,540
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	872,288
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
735,000	3.000		01/01/20	743,702
595,000	5.000	(a)	01/01/30	680,436
775,000	5.000	(a)	01/01/31	883,988
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)(a)
5,000	5.000		01/01/22	5,013
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)(a)
90,000	5.500		01/01/23	90,283
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
545,000	4.000		10/01/19	552,336
400,000	3.500		10/01/21	413,136
1,850,000	5.250	(a)	10/01/41	1,992,875
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ascension Health Credit Group) Series C-2 (AA+/Aa2)(d)(e)
2,800,000	1.450		11/15/39	2,800,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,554,869
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000		09/01/33	761,663
800,000	5.000		09/01/38	890,008
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Webster University Project) Series 2017 (NR/Baa1)(a)
1,590,000	4.000		04/01/33	1,597,632
1,345,000	4.000		04/01/34	1,346,802
1,395,000	4.000		04/01/35	1,391,652
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000		10/01/26	2,701,584
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000		11/15/35	2,770,625
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,000,000	5.000		12/01/33	1,113,790

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A+/NR)(a)
$ 2,270,000	5.000%	12/01/25	$ 2,448,921
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,375,000	5.000	12/01/31	1,540,715
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (A+/NR)(a)
170,000	5.000	05/15/23	171,544
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	1,077,784
1,100,000	5.000	06/01/37	1,234,255
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/Baa1)(a)(c)
4,000,000	5.000	04/01/21	4,274,080
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/33	1,305,350
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,001,560
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/39	1,262,537
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (NR/NR)(a)(c)
1,000,000	4.500	06/01/20	1,035,840
1,000,000	5.000	06/01/20	1,042,360
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis College of Pharmacy) Series B (BBB/NR)(a)
500,000	5.000	05/01/30	535,010
1,410,000	5.000	05/01/40	1,469,643
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000	11/15/19	1,024,820
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Ascension Health Senior Credit Group) Series C5-REMK (AA+/Aa2)(a)(d)(e)
1,375,000	1.450	11/15/26	1,375,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-The Washington University) Series A (AA+/Aa1)(a)(d)(e)
1,500,000	1.610	09/01/30	1,500,000
Missouri State Highway & Transportation Commission State Road Revenue (Federal Reimbursement State Road Bonds) Series A (AA+/Aa1)
2,865,000	5.000	05/01/19	2,888,808
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)(a)
610,000	5.250	07/01/42	618,400

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(a)
$ 500,000	4.375%		07/01/30	$ 512,930
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
1,540,000	3.550		11/01/30	1,579,008
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)
510,000	2.000		11/01/21	508,373
485,000	3.050	(a)	11/01/28	490,287
420,000	3.150	(a)	11/01/29	425,170
480,000	3.250	(a)	11/01/30	484,838
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
70,000	3.950		05/01/21	71,076
80,000	3.950		11/01/21	81,203
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
185,000	3.600		11/01/23	190,221
260,000	3.750		05/01/24	267,782
210,000	3.800		05/01/25	216,094
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)(a)
2,835,000	4.000		04/01/26	2,995,149
Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(a)(d)(e)
3,240,000	1.420		11/01/28	3,240,000
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
280,000	3.000		04/01/19	280,602
265,000	3.250	(a)(c)	04/01/19	265,676
590,000	4.000	(a)(c)	04/01/19	592,242
790,000	4.500	(a)(c)	04/01/19	793,626
425,000	4.625	(a)(c)	04/01/19	427,036
445,000	4.750	(a)(c)	04/01/19	447,216
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)(a)
2,750,000	4.000		06/01/26	2,885,245
2,925,000	4.000		06/01/27	3,057,415
1,000,000	4.000		06/01/28	1,041,050
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(a)
1,135,000	4.000		11/01/22	1,203,985
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)(a)
1,000,000	6.400		03/01/30	1,035,300
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000		09/01/44	546,245
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
1,000,000	4.000		03/01/30	1,056,960
1,000,000	4.000		03/01/34	1,041,190
1,500,000	4.000		03/01/35	1,558,860
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(a)
1,000,000	4.000		04/01/23	1,062,480
550,000	4.000		04/01/28	583,842

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(a) (continued)
$ 800,000	4.000%		04/01/29	$ 843,432
1,475,000	4.000		04/01/30	1,565,757
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	229,070
410,000	3.450		07/01/32	412,661
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A-/A2)
2,135,000	5.500		07/01/28	2,679,147
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(a)
3,000,000	4.000		04/01/23	3,206,460
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,300,000	4.000		04/01/23	1,389,466
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(a)(c)
1,000,000	4.000		04/01/21	1,048,520
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	566,660
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)(a)(c)
540,000	6.750		03/01/19	541,674
575,000	6.850		03/01/19	576,823
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,411,944
Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000		05/01/21	927,007
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,649,442
1,220,000	5.000	(a)	07/01/28	1,408,941
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)(a)
1,400,000	5.000		07/01/30	1,594,418
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,335,000	2.000		05/01/21	1,336,442
1,000,000	4.000	(a)	05/01/26	1,069,140
1,405,000	4.000	(a)	05/01/27	1,496,269
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,399,695
1,340,000	5.000	(a)	04/01/23	1,472,352
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(a)
1,000,000	4.000		12/01/31	1,061,900
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)(a)
1,250,000	5.650		02/01/30	1,286,887
St. Charles MO Certificates of Participation Series 2012 (NR/A1)(a)
1,000,000	3.000		05/01/22	1,002,660

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
$ 1,085,000	5.000%		04/01/26	$1,258,372
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Variable-Heartland Refunding Medical Center) Series A-2009 (NR/Aa1)(a)(d)(e)
3,600,000	1.610		11/15/43	3,600,000
St. Louis County MO Community College District Certificates of Participation Series 2017 (NR/NR)(a)
1,000,000	4.000		04/01/35	1,054,800
2,000,000	4.000		04/01/36	2,093,520
2,515,000	4.000		04/01/37	2,621,636
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,855,000	4.000		04/01/25	1,983,904
1,930,000	4.000		04/01/26	2,061,742
2,010,000	4.000		04/01/27	2,142,258
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250		03/01/19	400,508
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000		03/01/32	1,071,210
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000		08/15/20	918,986
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(a)
1,735,000	4.000		04/01/26	1,830,286
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A2)(a)
1,280,000	5.000		07/01/23	1,399,693
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	765,705
800,000	3.000		04/01/22	823,472
800,000	3.000	(a)	04/01/23	823,584
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,202,299
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,528,837
1,390,000	5.000		04/15/26	1,634,557
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,128,580
2,595,000	4.000	(a)	02/15/35	2,688,316
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
1,000,000	4.000		04/01/29	1,093,610
1,000,000	4.000		04/01/30	1,083,400
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)(a)
695,000	3.250		05/01/21	706,530
Stone County MO Reorganized School District No. 4 (Refunding - MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000		03/01/33	1,824,049
1,840,000	4.000		03/01/34	1,930,123

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)(a)
$ 865,000	3.000%		06/01/25	$ 898,251
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)(a)
765,000	4.000		06/01/21	785,601
University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	1,984,858
Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
500,000	4.000		03/01/32	554,715
890,000	4.000		03/01/33	978,226
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)
1,160,000	4.000		08/01/25	1,282,705
1,000,000	4.000	(a)	08/01/26	1,100,070
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (NR/NR)(a)(b)
2,000,000	0.000		03/01/26	1,673,360
2,095,000	0.000		03/01/27	1,683,039
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2017 (AA+/Aa1)(a)
3,200,000	4.000		03/01/29	3,520,352
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/Aa3)(a)
1,810,000	4.000		04/01/32	1,906,853
1,800,000	4.000		04/01/33	1,886,004
1,800,000	4.000		04/01/34	1,877,796
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)(a)
1,270,000	3.250		04/01/21	1,272,578
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	647,072
990,000	4.000	(a)	04/01/25	1,079,961
Wright City MO Industrial Revenue Bonds (Variable-Watlow Process System, Inc.) Series 2002 (A+/NR)(a)(d)(e)
500,000	1.600		04/01/32	500,000

				280,490,767

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
2,000,000	3.000		07/01/35	1,904,840

North Dakota(a) – 1.2%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
2,310,000	2.600		07/01/28	2,283,319
1,675,000	3.150		01/01/36	1,600,630

				3,883,949

Ohio(a) – 0.6%
Ohio Housing Finance Agency RSDL Mortgage Revenue Bonds (Refunding) Series K (GNMA/FNMA/FHLMC) (NR/Aaa)
2,285,000	3.200		09/01/36	2,181,055

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania(a) – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
$ 1,000,000	5.000%	10/01/25	$ 1,050,010

Tennessee – 0.5%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
1,500,000	3.375	04/01/26	1,538,880

Wisconsin(a) – 0.6%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
2,000,000	4.000	11/15/34	2,083,300

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $327,203,359)			$332,656,663

Short-term Investment(f) – 1.2%
Repurchase Agreement – 1.2%
Fixed Income Clearing Corp.
3,913,000	0.500%	02/01/19	3,913,000
Maturity Value: $3,913,054
(Cost $3,913,000)

TOTAL INVESTMENTS – 101.1%			$336,569,663

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%			(3,815,770)

NET ASSETS – 100.0%			$332,753,893

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2019.

(e)	Rate shown is that which is in effect on January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(f)	Repurchase agreement was entered into on January 31, 2019. This agreement was fully collateralized by $3,930,000 U.S. Treasury Note, 2.625%, due 02/28/23 with a market value of $3,992,353.

(g)	All or a portion represents a forward commitment.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LLC	— Limited Liability Company
Non-ACE	— Non-Adjust Current Earnings
Non-AMT	— Non-Alternative Minimum Tax
NPFG	— National Public Finance Guarantee
NR	— Not Rated

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 99.4%
Alabama(a) – 1.2%
City of Jasper AL GO Bonds (Warrants) Series 2017 (NR/A2)
$ 745,000	4.000%		05/01/29	$ 805,233
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
1,000,000	4.000		12/01/35	1,032,150

				1,837,383

Arizona(a) – 0.3%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
450,000	5.000		01/01/25	462,042

California(b) – 1.7%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (AA-/Baa2)
670,000	0.000		07/01/27	537,849
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000		08/01/24	2,019,631

				2,557,480

Illinois – 1.4%
Illinois State Housing Development Authority Revenue Bonds (Homeowner Mortgage) Subseries A-1 (GNMA/FNMA/FHLMC) (AA/Aa2)(a)
1,000,000	3.500		08/01/31	1,011,000
Lake County IL Community Consolidated School (AA+/NR)(a)(g)
1,000,000	4.000		01/01/33	1,053,590
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (NR/Baa2)(b)
30,000	0.000		11/01/19	29,615

				2,094,205

Indiana(a) – 0.3%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
440,000	4.000		01/15/35	465,199

Kansas – 84.1%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
3,425,000	5.000		12/01/22	3,826,923
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	874,192
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000		09/01/23	1,014,111
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,091,700
500,000	4.000		09/01/31	541,085
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding - Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,557,499
1,305,000	4.000	(a)	09/01/28	1,443,539

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
$ 1,000,000	5.250%		09/01/24	$ 1,152,380
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
600,000	4.000		12/01/29	655,446
650,000	4.000		12/01/30	703,716
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)(a)(c)
595,000	4.150		12/01/19	606,537
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	744,330
740,000	4.000	(a)	09/01/28	816,768
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)(a)
2,000,000	5.000		11/15/29	2,180,740
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
655,000	4.000		10/01/19	664,419
City of Topeka KS Combined Utility Revenue Bonds (Build America Bonds) (PMT-Recovery Zone Economic Development) Series 2010 (NR/Aa3)(a)
250,000	5.250		08/01/40	255,408
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa2)(a)(c)
1,145,000	4.000		09/01/20	1,186,655
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,000,000	5.000		08/01/44	1,125,410
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,553,766
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000		09/01/20	1,876,420
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,636,167
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)
1,720,000	5.000		09/01/32	1,979,187
750,000	5.000		09/01/40	853,755
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,085,650
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
380,000	4.000		12/01/26	416,051
310,000	5.000		12/01/37	354,783
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa2)(a)
865,000	3.661		09/01/32	871,271
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/Aa3)(a)
1,000,000	4.000		09/01/32	1,073,530
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	5.000		09/01/26	1,198,230
1,000,000	3.500	(a)	09/01/30	1,039,830
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/Aa3)(a)
1,000,000	4.000		09/01/33	1,061,720

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
$ 1,000,000	4.000%	09/01/23	$ 1,067,950
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
500,000	4.000	09/01/20	518,110
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)(a)
945,000	4.000	10/01/23	960,214
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000	10/01/22	2,658,809
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000	10/01/36	1,574,160
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
500,000	5.000	09/01/27	538,895
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000	09/01/31	1,079,250
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000	09/01/29	1,096,400
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000	10/01/30	691,331
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000	10/01/35	1,065,520
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)(a)
825,000	5.500	09/01/36	895,364
Junction City KS GO Bonds (Refunding) Series A (A+/NR)(a)
600,000	5.000	09/01/33	640,572
600,000	5.000	09/01/34	640,260
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
1,500,000	5.000	11/15/32	1,622,775
Kansas Development Finance Authority Revenue Bonds (Prerefunded-Sister Leavenworth) Series A (NR/NR)(a)(c)
2,900,000	5.250	01/01/20	2,990,480
Kansas Development Finance Authority Revenue Bonds (Unrefunded-Sister Leavenworth) Series A (AA-/Aa3)(a)
440,000	5.250	01/01/25	453,323
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)(a)
525,000	3.000	06/01/23	531,752
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000	06/01/24	1,072,280
790,000	5.250	06/01/42	840,220
Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
500,000	5.000	12/01/19	512,280

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
$ 1,250,000	5.000%	09/01/29	$ 1,458,987
1,110,000	5.000	09/01/34	1,274,369
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/WR)(a)(c)
750,000	5.000	05/15/19	756,997
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series F (NR/A2)(a)
1,465,000	5.000	11/15/23	1,500,556
Kansas State Development Finance Authority Hospital Revenue Bonds (Prefunded - Adventist Health System/Sunbelt) Series C (NR/NR)(a)(c)
20,000	5.500	11/15/19	20,561
Kansas State Development Finance Authority Hospital Revenue Bonds (Unrefunded - Adventist Health System/Sunbelt) Series C (AA/Aa2)(a)
980,000	5.500	11/15/23	1,007,332
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (A+/A1)(a)
2,000,000	3.500	06/01/23	2,024,880
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)(a)
1,000,000	5.000	11/15/26	1,023,560
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (A+/Aa3)(a)
1,500,000	5.000	11/01/20	1,536,855
2,000,000	5.000	11/01/27	2,046,440
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (A+/Aa3)(a)
700,000	5.000	11/01/22	736,981
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	2,109,860
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000	04/01/30	1,101,870
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)(a)
1,335,000	4.000	07/01/37	1,362,274
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000	09/01/31	1,255,684
500,000	4.000	09/01/38	524,990
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(a)(c)
1,415,000	5.250	09/01/19	1,444,092
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)
500,000	4.000	09/01/26	530,065
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000	09/01/27	1,593,813
1,180,000	3.000	09/01/28	1,202,267
Overland Park KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,070,000	3.000	09/01/19	1,078,346
Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
300,000	5.000	12/01/19	307,944
400,000	5.000	12/01/20	422,056

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
$ 1,930,000	4.000%	09/01/26	$ 2,041,959
Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(c)
170,000	3.000	09/01/30	180,907
Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000	09/01/30	1,843,579
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)
920,000	5.000	09/01/28	1,066,492
965,000	5.000	09/01/29	1,114,845
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000	10/01/30	1,118,630
1,000,000	4.000	10/01/31	1,112,450
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)
25,000	5.000	11/01/32	25,069
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A1)(a)
985,000	3.000	11/01/32	966,433
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000	09/01/25	876,472
1,500,000	4.000	09/01/26	1,631,865
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
1,425,000	5.000	09/01/24	1,663,360
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000	10/01/29	1,420,887
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
1,000,000	5.000	09/01/22	1,112,870
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa2)
845,000	3.000	09/01/20	861,199
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000	09/01/30	519,420
1,000,000	4.000	09/01/31	1,064,780
1,065,000	5.000	09/01/32	1,230,373
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
435,000	3.000	09/01/22	451,917
450,000	3.000	09/01/23	469,976
490,000	3.000	09/01/25	515,715
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000	09/01/29	667,596
650,000	4.000	09/01/30	717,431
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000	09/01/23	1,808,100
Topeka KS Combined Utility Revenue Bonds Series A (NR/Aa3)(a)
545,000	4.000	08/01/27	609,223

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Topeka KS GO Notes (Temprary Notes-Renewable & Improvement) Series A (SP-1+/NR)
$ 850,000	5.000%	10/01/19	$ 868,555
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NPFG) (A+/Baa2)(a)
1,000,000	5.000	06/01/23	1,022,670
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NPFG) (A+/Baa2)(a)
300,000	5.000	06/01/23	306,801
475,000	5.000	06/01/24	485,768
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	442,773
460,000	3.000	07/01/22	477,278
Wichita KS Airport Authority Airport Facilities Revenue Bonds (Flightsafety International) Series A (NR/Aa2)(a)(d)(e)
2,000,000	1.480	11/01/31	2,000,000
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000	12/01/25	688,040
Wichita KS GO Bonds Series B (AMT) (AA+/Aa1)(a)
940,000	4.000	12/01/42	958,894
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/Aa3)(a)
1,000,000	5.000	09/01/32	1,163,350
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	455,919
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A+/A2)(a)
525,000	5.000	09/01/28	576,025
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A+/A2)
800,000	5.000	09/01/19	814,848
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)(a)(c)
1,000,000	5.000	03/01/19	1,002,610
Wyandotte County Kansas City Ksunif Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A+/A2)(a)
1,000,000	5.000	09/01/26	1,146,140
1,000,000	4.250	09/01/39	1,037,160
Wyandotte County KS School District No. 204 GO Bonds Series A (NR/Aa3)(a)
1,000,000	3.000	09/01/37	920,290
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,454,990
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,469,468

			125,595,069

Louisiana(a)(c) – 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (NR/A2)
2,000,000	5.500	10/01/20	2,123,700

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Massachusetts(a) – 0.1%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
$ 105,000	5.300%	01/01/30	$ 107,221

Michigan(a) – 1.1%
Michigan State Housing Development Authority, SF Mortgage Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,665,000	2.900	06/01/28	1,678,919

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
1,000,000	3.000	07/01/35	952,420

New Jersey – 0.7%
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,000,000	5.000	11/01/23	1,109,680

Ohio(a) – 1.6%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	1,017,460
Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)
1,200,000	5.000	12/01/24	1,302,168

			2,319,628

Pennsylvania(a) – 0.4%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	635,256

Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
500,000	3.375	04/01/26	512,960

Texas(a) – 1.5%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	1,073,770
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)
1,090,000	4.000	08/01/35	1,141,982

			2,215,752

Utah(a) – 1.4%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	661,257
1,000,000	3.000	04/01/35	955,930
Utah State Building Ownership Authority Lease Revenue Bonds (State Facilities Master Lease Program) Series 2016 (AA+/Aa1)
500,000	3.000	05/15/34	486,200

			2,103,387

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Washington(a)(c) – 0.5%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
$ 750,000	5.250%	07/01/20	$ 786,345

Wisconsin(a) – 0.7%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,041,650

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $145,718,989)			$148,598,296

Short-term Investment(f) – 0.8%
Repurchase Agreement – 0.8%
Fixed Income Clearing Corp.
$ 1,139,000	0.500%	02/01/19	$ 1,139,000
Maturity Value: $1,139,016
(Cost $1,139,000)

TOTAL INVESTMENTS – 100.2% (Cost $146,857,989)			$149,737,296

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(311,563)

NET ASSETS – 100.0%			$149,425,733

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Rate shown is that which is in effect on January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2019.

(f)	Repurchase agreement was entered into on January 31, 2019. This agreement was fully collateralized by $1,090,000 U.S. Treasury Bond, 3.375%, due 05/15/44 with a market value of $1,162,652.

(g)	All or a portion represents a forward commitment.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
WR	— Withdrawn Rating

THE COMMERCE FUNDS

Schedule of Investments

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Changes in valuation approaches or techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the Adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at their last sale price on the valuation date, or if no sale occurs, at the last bid price. Such investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2019:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$122,452,927	$—	$—
Exchange Traded Fund	5,553,615	—	—
Repurchase Agreement	—	3,778,000	—
Total	$128,006,542	$3,778,000	—

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$213,804,110	$—	$—
Exchange Traded Fund	9,562,400	—	—
Short-term Investments	—	3,096,000	—
Total	$223,366,510	$3,096,000	$—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$154,131,855	$—	$—
Exchange Traded Fund	6,492,048	—	—
Repurchase Agreement	—	1,827,000	—
Total	$160,623,903	$1,827,000	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$431,803,629	$—
Mortgage-Backed Obligations	—	269,830,320	—
Asset-Backed Securities	—	190,482,004	—
Municipal Bond Obligations	—	62,789,960	—
Foreign Debt Obligations	243,298	—	—
U.S. Treasury and/or Other U.S. Government Agencies	99,575,407	9,394,915	—
Repurchase Agreement	—	7,536,000
Total	$99,818,705	$971,836,828	$—

SHORT TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,640,263	$—
Mortgage-Backed Obligations	—	26,070,676	—
U.S. Treasury and/or Other U.S. Government Agencies	14,640,620	28,057,016	—
Repurchase Agreement	—	547,000
Total	$14,640,620	$57,314,955	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$370,392,939	$—
Repurchase Agreement	—	4,954,000	—
Total	$—	$375,346,939	$—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$332,656,663	$—
Repurchase Agreement	—	3,913,000	—
Total	$—	$336,569,663	$—

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$148,598,296	$—
Repurchase Agreement	—	1,139,000	—
Total	$—	$149,737,296	$—

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income Funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

High Yield Risk — The Bond Fund is subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The fixed income Funds are subject to interest rate risks. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Liquidity Risk — The fixed income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the fixed income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversified Risk — Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Portfolio Concentration Risks — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date March 27, 2019

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date March 27, 2019